                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                 0000027825

Exact name of registrant as specified in charter:   Delaware Group Income Funds

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code:(800) 523-1918

Date of fiscal year end:                            July 31

Date of reporting period:                           July 31, 2004

Item 1.  Reports to Stockholders





FIXED INCOME                              Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



ANNUAL REPORT JULY 31, 2004
--------------------------------------------------------------------------------

                           DELAWARE CORPORATE BOND FUND

                           DELAWARE EXTENDED DURATION BOND FUND









[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

----------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
----------------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
----------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     6
----------------------------------------------------------------------
SECTOR ALLOCATION                                               7
----------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      9

  Statements of Operations                                     18

  Statements of Changes in Net Assets                          19

  Financial Highlights                                         20

  Notes to Financial Statements                                29
----------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      33
----------------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     34
----------------------------------------------------------------------






Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

PORTFOLIO                                   DELAWARE CORPORATE BOND FUND
  MANAGEMENT REVIEW                         DELAWARE EXTENDED DURATION BOND FUND
                                            August 9, 2004

FUND MANAGER
Ryan K. Brist
Managing Director -- Fixed Income

Q: WHAT WAS THE CLIMATE FOR CORPORATE BOND INVESTING FOR THE 12-MONTH PERIOD?
A: Overall, the Funds' fiscal years were typified by continued economic growth. On a month-to-month basis, however, economic signals were inconsistent. For example, job growth statistics tended to fluctuate dramatically, creating doubts as to the strength of the recovery and tending to impact the financial markets by raising risk aversion among investors. Geopolitical concerns -- most notably events in Iraq and the focus on terrorism -- also acted to temper investor enthusiasm. This market backdrop, when coupled with an environment of muted inflation, allowed the Federal Reserve to refrain from any interest rate increases until late in the Funds' fiscal years. On June 30, 2004, the fed funds rate was raised by one quarter percent, the first increase in several years. The bond market all but anticipated the move, so it came as largely a non-event for most investors.

Corporations responded to the low-volatility, low-interest rate environment by generally strengthening their balance sheets during the 12-month period. Altogether, conditions were favorable for investment-grade corporate bonds, which outperformed both mortgage-backed securities and Treasuries, two major high-grade alternative investments in the broad bond market. AAA-rated corporate bonds returned +3.5% for the 12 months while BBB-rated bonds appreciated +5.8%. For comparison, high-yield corporate bonds -- those with credit ratings below BBB -- gained +12.9% for the same period. Lastly, new bond issuance within the investment-grade market declined during the period.

Q: WHAT STRATEGIES DID THE PORTFOLIO MANAGEMENT TEAM EMPLOY DURING THE PERIOD?
A: For the 12 months, we sought value in the investment-grade corporate bond market among longer-maturity securities, which benefited the Funds' returns as did our focus on higher-yielding investment-grade bonds given our outlook for modest volatility, low interest rates, and improving credit fundamentals.

For the fiscal year, Delaware Corporate Bond Fund gained +8.65% (Class A shares at net asset value with distributions reinvested) while its benchmark, the Lehman Brothers U. S. Credit Index, returned +5.83% and its peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, returned +5.99%. Delaware Extended Duration Bond Fund appreciated +11.99% (Class A shares at net asset value with distributions reinvested) for the 12-month period while its benchmark, the Lehman Brothers Long U. S. Credit Index, returned +9.87% and its peer group, the Lipper Corporate Debt Funds BBB-Rated Average, returned +5.99% (Source: Lipper Inc.).

Q: PLEASE IDENTIFY SOME INDUSTRIES AND SECURITIES THAT HELPED DRIVE THE FUNDS' PERFORMANCE.
A: We identified substantial value in the automotive industry. With low interest rates, the finance arms of such companies as Ford Motor and General Motors were able to make strong contributions to earnings. For the period, this industry was the top performer within the benchmark index, gaining nearly 12 percent. Our decision to be overweighted in the group further benefited the Funds' performances.

We performed well in the telecommunications and media industries. Despite their significant outperformance in 2003, our research analysts believed the industries' positive moves were not likely completed and thus we held bonds issued by Sprint Capital, Liberty Media, and Time Warner, all of which produced excess return for the Funds.

We were also able to identify favorable investments in average or underperforming sectors. For example, bonds of Farmers Insurance Exchange and UFJ Finance Aruba provided significant outperformance for the Funds during their fiscal years, despite modestly sub-par results for the financial sector as a whole.

Q: TELL US ABOUT INVESTMENTS THAT DETRACTED FROM THE FUNDS' PERFORMANCES FOR THE 12-MONTH PERIOD?
A: Our airline investments were the biggest disappointments in the portfolios for the 12-month period. The industry has struggled for quite some time with competitive pricing pressures and legacy pension costs. We elected to hold a small allocation to this group, in part as we sought to maintain a general correlation with our benchmark index. Also, our credit team believed the relatively high yields available among this industry's bonds might have likely provided adequate compensation for their price volatility. Unfortunately, this was not the case during the fiscal year, as our Delta Air Lines bonds detracted from the Funds' performances.

DELAWARE
  CORPORATE BOND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Corporate Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns

Through July 31, 2004                 Lifetime      Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
Excluding Sales Charge                 +7.26%         +8.66%       +8.65%
Including Sales Charge                 +6.42%         +7.66%       +3.85%
--------------------------------------------------------------------------------
Class B (Est. 9/15/98)
Excluding Sales Charge                 +6.49%         +7.86%       +7.85%
Including Sales Charge                 +6.37%         +7.64%       +3.85%
--------------------------------------------------------------------------------
Class C (Est. 9/15/98)
Excluding Sales Charge                 +6.49%         +7.86%       +7.86%
Including Sales Charge                 +6.49%         +7.86%       +6.86%
--------------------------------------------------------------------------------


Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes that either contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year period ended July 31, 2004 for Delaware Corporate Bond Fund's Class R shares were +2.87% and +8.33%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime, five-year, and one-year periods ended July 31, 2004 for Delaware Corporate Bond Fund's Institutional Class were +7.54%, +8.95%, and +8.92%, respectively. Institutional Class shares were first made available on September 15, 1998 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Corporate Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: DGCIX

Nasdaq Class R symbol: DGCRX

DELAWARE
  CORPORATE BOND FUND

FUND BASICS
As of July 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks to provide investors with total return.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$220.67 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

238
--------------------------------------------------------------------------------
FUND START DATE:

September 15, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Ryan K. Brist joined Delaware Investments in 2000. Previously, he served as a Senior Trader and Corporate Specialist for Conseco Capital Management's fixed-income group, and as an Analyst in oil/gas investment banking for Dean Witter Reynolds in New York. Mr. Brist is a graduate of Indiana University and a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DGCAX
Class B  DGCBX
Class C  DGCCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
September 15, 1998 (Fund's inception) through July 31, 2004

[CHART OMITTED]

                           DELAWARE CORPORATE
                           BOND FUND - CLASS A         LEHMAN BROTHERS
                                SHARES                U.S. CREDIT INDEX
         SEPT.-98               $9,792                     $10,000
           JAN-99               $9,953                     $10,155
           JUL-99               $9,514                      $9,774
           JAN-00               $9,618                      $9,826
           JUL-00               $9,784                     $10,247
           JAN-01              $10,551                     $11,082
           JUL-01              $11,124                     $11,665
           JAN-02              $11,492                     $12,010
           JUL-02              $11,573                     $12,215
           JAN-03              $12,758                     $13,204
           JUL-03              $13,267                     $13,524
           JAN-04              $14,408                     $14,319
           JUL-04              $14,415                     $14,312


Chart assumes $10,000 invested on September 15, 1998 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers U.S. Credit Index at that month's end, September 30, 1998. After September 30, 1998, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers U.S. Credit Index is an unmanaged composite of investment-grade corporate and non-corporate bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

An expense limitation was in effect for all classes of Delaware Corporate Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. Past performance is not a guarantee of future results.

DELAWARE
  EXTENDED DURATION BOND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Extended Duration Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns

Through July 31, 2004                Lifetime      Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
Excluding Sales Charge                 +7.88%        +9.92%       +11.99%
Including Sales Charge                 +7.03%        +8.92%        +6.98%
--------------------------------------------------------------------------------
Class B (Est. 9/15/98)
Excluding Sales Charge                 +7.05%        +9.07%       +10.98%
Including Sales Charge                 +6.93%        +8.85%        +6.98%
--------------------------------------------------------------------------------
Class C (Est. 9/15/98)
Excluding Sales Charge                 +7.07%        +9.06%       +10.98%
Including Sales Charge                 +7.07%        +9.06%        +9.98%
--------------------------------------------------------------------------------


Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes that either contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. No Class R shares were made available during the periods shown.

The average annual total returns for the lifetime, five-year, and one-year periods ended July 31, 2004 for Delaware Extended Duration Bond Fund's Institutional Class were +8.12%, +10.17%, and +12.10%, respectively. Institutional Class shares were first made available on September 15, 1998 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Extended Duration Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.


Nasdaq Institutional Class symbol: DEEIX

DELAWARE
  EXTENDED DURATION BOND FUND


FUND BASICS
As of July 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks to provide investors with total return.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$70.61 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

175
--------------------------------------------------------------------------------
FUND START DATE:

September 15, 1998
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Ryan K. Brist
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DEEAX
Class B  DEEBX
Class C  DEECX
--------------------------------------------------------------------------------


PERFORMANCE OF A $10,000 INVESTMENT
September 15, 1998 (Fund's inception) through July 31, 2004

[CHART OMITTED]

                           DELAWARE EXTENDED
                           DURATION BOND FUND           LEHMAN BROTHERS
                             CLASS A SHARES          LONG U.S. CREDIT INDEX
         SEPT.-98               $9,844                     $10,000
           JAN-99               $9,974                     $10,223
           JUL-99               $9,290                      $9,526
           JAN-00               $9,328                      $9,517
           JUL-00               $9,482                      $9,974
           JAN-01              $10,386                     $10,864
           JUL-01              $10,974                     $11,447
           JAN-02              $11,416                     $11,857
           JUL-02              $11,321                     $11,691
           JAN-03              $12,876                     $13,135
           JUL-03              $13,312                     $13,282
           JAN-04              $14,993                     $14,677
           JUL-04              $14,908                     $14,593


Chart assumes $10,000 invested on September 15, 1998 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. The chart also assumes $10,000 invested in the Lehman Brothers Long U.S. Credit Index at that month's end, September 30, 1998. After September 30, 1998, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Long U.S. Credit Index is an unmanaged composite of corporate and non-corporate fixed-income securities that are rated investment grade and have at least 10 years to final maturity. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

An expense limitation was in effect for all classes of Delaware Extended Duration Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. Past performance is not a guarantee of future results.

DISCLOSURE                      DELAWARE CORPORATE BOND FUND
  OF FUND EXPENSES              DELAWARE EXTENDED DURATION BOND FUND
                                For the Period February 1, 2004 to July 31, 2004


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table below assume reinvestment of all dividends and distributions.

DELAWARE CORPORATE BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                               Beginning      Ending    Annualized     Expenses
                                Account       Account     Expense    Paid During
                                 Value         Value       Ratio       Period*
                                 2/1/04       7/31/04                 2/1/04 to
                                                                       7/31/04
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                        $1,000.00     $1,000.50      0.80%       $3.98
Class B                         1,000.00        996.80      1.55%        7.70
Class C                         1,000.00        996.90      1.55%        7.70
Class R                         1,000.00        998.70      1.15%        5.71
Institutional Class             1,000.00      1,001.70      0.55%        2.74
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                        $1,000.00     $1,020.97      0.80%       $4.03
Class B                         1,000.00      1,017.20      1.55%        7.80
Class C                         1,000.00      1,017.20      1.55%        7.80
Class R                         1,000.00      1,019.21      1.15%        5.79
Institutional Class             1,000.00      1,022.23      0.55%        2.77
--------------------------------------------------------------------------------

DELAWARE EXTENDED DURATION BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                               Beginning      Ending    Annualized     Expenses
                                Account       Account     Expense    Paid During
                                 Value         Value       Ratio       Period*
                                 2/1/04       7/31/04                 2/1/04 to
                                                                       7/31/04
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $1,000.00      $994.30       0.80%        $3.97
Class B                        1,000.00       989.00       1.55%         7.67
Class C                        1,000.00       989.00       1.55%         7.67
Institutional Class            1,000.00       993.90       0.55%         2.73
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                       $1,000.00    $1,020.97       0.80%        $4.03
Class B                        1,000.00     1,017.20       1.55%         7.80
Class C                        1,000.00     1,017.20       1.55%         7.80
Institutional Class            1,000.00     1,022.23       0.55%         2.77
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                   DELAWARE CORPORATE BOND FUND
                                                    As of July 31, 2004

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percent of total net assets, are provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------
AGENCY-BACKED SECURITIES                                        0.02%
--------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               0.41%
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         2.78%
--------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                             1.39%
--------------------------------------------------------------------------
CORPORATE BONDS                                                69.69%
--------------------------------------------------------------------------
Automobiles & Automotive Parts                                  2.52%
Banking                                                         3.81%
Building & Materials                                            0.34%
Business Services                                               0.16%
Cable, Media & Publishing                                       4.78%
Chemicals                                                       1.17%
Computers & Technology                                          0.28%
Consumer Products                                               0.32%
Consumer Services                                               0.51%
Electronics & Electrical Equipment                              2.04%
Energy                                                          6.80%
Farming & Agriculture                                           1.16%
Finance                                                        15.99%
Food, Beverage & Tobacco                                        3.00%
Healthcare & Pharmaceuticals                                    4.35%
Hotel REITs                                                     0.05%
Insurance                                                       2.72%
Leisure, Lodging & Entertainment                                0.28%
Metals & Mining                                                 0.08%
Packaging & Containers                                          0.73%
Paper & Forest Products                                         0.28%
Retail                                                          1.52%
Shopping Center REITs                                           0.19%
Telecommunications                                              6.13%
Transportation & Shipping                                       1.29%
Utilities                                                       9.19%
--------------------------------------------------------------------------
FOREIGN BONDS                                                  14.29%
--------------------------------------------------------------------------
Argentina                                                       0.50%
Aruba                                                           0.43%
Bermuda                                                         0.90%
Brazil                                                          0.96%
Canada                                                          1.24%
Cayman Islands                                                  2.50%
Chile                                                           0.07%
Colombia                                                        0.77%
Dominican Republic                                              0.32%
Germany                                                         2.98%
Mexico                                                          0.86%
Norway                                                          0.53%
Peru                                                            0.92%
Russia                                                          0.83%
Singapore                                                       0.10%
Supranational                                                   0.38%
--------------------------------------------------------------------------
MUNICIPAL BONDS                                                 3.93%
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       2.39%
--------------------------------------------------------------------------
SENIOR SECURED LOANS                                            2.51%
--------------------------------------------------------------------------
PREFERRED STOCK                                                 0.54%
--------------------------------------------------------------------------
WARRANTS                                                        0.00%
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.96%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.91%
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.09%
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------

SECTOR ALLOCATION                           DELAWARE EXTENDED DURATION BOND FUND
                                            As of July 31, 2004

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               0.48%
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         3.13%
--------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                             0.92%
--------------------------------------------------------------------------
CORPORATE BONDS                                                66.65%
--------------------------------------------------------------------------
Automobiles & Automotive Parts                                  3.63%
Banking                                                         2.57%
Building & Materials                                            0.29%
Business Services                                               0.27%
Cable, Media & Publishing                                       5.60%
Chemicals                                                       0.83%
Computers & Technology                                          0.67%
Consumer Products                                               0.31%
Consumer Services                                               0.59%
Electronics & Electrical Equipment                              1.36%
Energy                                                          5.74%
Farming & Agriculture                                           0.74%
Finance                                                        13.39%
Food, Beverage & Tobacco                                        2.92%
Healthcare & Pharmaceuticals                                    4.71%
Hotel REITs                                                     0.05%
Insurance                                                       4.18%
Leisure, Lodging & Entertainment                                0.11%
Metals & Mining                                                 1.69%
Packaging & Containers                                          0.27%
Paper & Forest Products                                         0.42%
Retail                                                          1.61%
Shopping Center REITs                                           0.26%
Telecommunications                                              5.35%
Transportation & Shipping                                       2.10%
Utilities                                                       6.99%
--------------------------------------------------------------------------
FOREIGN BONDS                                                  13.88%
--------------------------------------------------------------------------
Argentina                                                       0.34%
Aruba                                                           0.32%
Brazil                                                          0.96%
Canada                                                          1.53%
Cayman Islands                                                  2.73%
Chile                                                           0.07%
Colombia                                                        0.83%
Dominican Republic                                              0.43%
France                                                          0.52%
Germany                                                         2.03%
Mexico                                                          0.87%
Norway                                                          0.32%
Peru                                                            1.10%
Russia                                                          0.96%
Singapore                                                       0.28%
Supranational                                                   0.59%
--------------------------------------------------------------------------
MUNICIPAL BONDS                                                 4.39%
--------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       3.83%
--------------------------------------------------------------------------
SENIOR SECURED LOANS                                            3.82%
--------------------------------------------------------------------------
PREFERRED STOCK                                                 0.55%
--------------------------------------------------------------------------
WARRANTS                                                        0.00%
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.57%
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.22%
--------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.78%
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------

STATEMENTS                                          DELAWARE CORPORATE BOND FUND
  OF NET ASSETS                                     July 31, 2004

                                                         Principal     Market
                                                          Amount**      Value

AGENCY-BACKED SECURITIES - 0.02%

   Freddie Mac 4.875% 11/15/13                     USD     45,000   $    44,846
                                                                    -----------
TOTAL AGENCY-BACKED SECURITIES (cost $46,213)                            44,846
                                                                    -----------
AGENCY MORTGAGE-BACKED SECURITIES - 0.41%

   Fannie Mae 5.50% 3/1/29                                900,764       908,645
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
    (cost $892,178)                                                     908,645
                                                                    -----------
ASSET-BACKED SECURITIES - 2.78%

 +*Alliance Capital Funding 1 A3 CBO
     144A 5.84% 2/15/10                                   229,947       233,397
   Capital One Multi-Asset Execution Trust
     Series 2003-C4 6.00% 8/15/13                         815,000       844,413
  +Carlyle High Yield Partners
     Series 1 B1 8.00% 5/31/07                          1,100,000     1,113,971
   Citibank Credit Card Issuance Trust
     2003-A7 A7 4.15% 7/7/17                              470,000       432,112
  *Countrywide Asset-Backed Certificates
     2004-1NIM Note 144A 6.00% 5/25/34                    298,981       300,028
  *Goldman Sachs Mortgage Securities Trust
     Series 2003-FM1N 144A 7.50% 3/20/33                  133,808       134,141
 +*Magnetite Asset Investor 3 C1
     144A 8.786% 1/31/08                                  500,000       519,984
   Mid-State Trust
     4.864% 7/15/38 Series 2011 A1                        154,375       145,093
     6.005% 8/15/39 Series 2004-1 A                       285,000       287,939
 +*SANKATY Market Value Series 3 B1
     144A CDO 7.379% 4/30/09                              360,000       381,803
  *Sharp 2003-HE1N N 144A 6.90% 11/25/33                  208,637       209,680
  *Sharp 2004-2N 144A 7.00% 1/25/34                       351,762       351,762
  *Sharp 2004-IM1N N1 144A 6.85% 3/25/34                  357,228       357,085
  *Sierra Receivables Funding Company
     Series 2003-1A 144A 3.09% 1/15/14                    244,021       241,923
  *Sky Financial Medical Loan Securitization
     2002-A A2 144A 6.705% 7/16/18                        550,000       581,421
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
   (cost $6,158,202)                                                  6,134,752
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.39%

   Fannie Mae Grantor Trust 2004-T4 AIA3
     4.42% 8/25/24                                        540,000       540,675
   Freddie Mac 2075 Park 6.25% 8/15/27                    277,276       278,972
   GNMA 2003-5 B 4.486% 10/16/25                          250,000       247,848
 ++Greenwich Capital Commercial Funding
     2004-GG1-A7 5.317% 6/10/36                           760,000       767,724
  *Merrill Lynch Mortgage Trust
     2002-MW1 J 144A 5.695% 7/12/34                       130,000       103,584
++*Prudential Securities Secured Financing
     1998 C1-J 144A 7.385% 5/15/13                        150,000       136,195
   Residential Asset Mortgage Products
     2004-RZ2 AI3 4.30% 1/25/31                           790,000       783,581
++*Salomon Brothers Mortgage Securities
     1999 C1-J 144A 7.00% 5/18/32                         250,000       217,600
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (cost $3,026,134)                                                  3,076,179
                                                                    -----------

                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS - 69.69%

Automobiles & Automotive Parts - 2.52%
   Ford Motor 7.45% 7/16/31                    USD       3,415,000  $ 3,257,121
   General Motors
     7.125% 7/15/13                                        775,000      796,595
     8.375% 7/15/33                                      1,445,000    1,514,896
                                                                    -----------
                                                                      5,568,612
                                                                    -----------
Banking - 3.81%
   Bank of America 4.375% 12/1/10                        1,220,000    1,204,173
   Bank One 2.625% 6/30/08                                 685,000      650,905
   Branch Banking & Trust - Wilson,
     North Carolina 4.875% 1/15/13                       1,190,000    1,165,950
   Deutsche Bank Financial 5.375% 3/2/15                 1,140,000    1,141,483
   Frost National Bank 6.875% 8/1/11                       115,000      126,474
   PNC Funding 5.25% 11/15/15                              440,000      429,903
   Popular North America 4.25% 4/1/08                    1,760,000    1,772,550
++*Rabobank Capital Funding II
     144A 5.26% 12/29/49                                   930,000      911,074
 ++RBS Capital Trust I 4.709% 12/29/49                     525,000      489,335
   Wilmington Trust 4.875% 4/15/13                         525,000      510,106
                                                                    -----------
                                                                      8,401,953
                                                                    -----------
Building & Materials - 0.34%
  *Lone Star Industries 144A 8.85% 6/15/05                 560,000      580,451
   York International 6.625% 8/15/06                       165,000      174,955
                                                                    -----------
                                                                        755,406
                                                                    -----------
Business Services - 0.16%
   PHH 7.125% 3/1/13                                       305,000      342,027
                                                                    -----------
                                                                        342,027
                                                                    -----------
Cable, Media & Publishing - 4.78%
   Comcast Cable Communications
     8.375% 3/15/13                                      1,300,000    1,543,650
   Continental Cablevision 9.50% 8/1/13                    500,000      553,323
   CSC Holdings 10.50% 5/15/16                             385,000      433,125
   Historic Time Warner 8.18% 8/15/07                      670,000      749,965
   InterActiveCorp
     7.00% 1/15/13                                         955,000    1,040,283
     6.75% 11/15/05                                      1,045,000    1,084,167
   Liberty Media
     3.50% 9/25/06                                       1,380,000    1,375,531
     8.25% 2/1/30                                          675,000      761,514
   Lodgenet Entertainment 9.50% 6/15/13                    235,000      257,913
   PanAmSat 8.50% 2/1/12                                   190,000      220,163
   Time Warner 7.70% 5/1/32                                575,000      640,660
   Time Warner Entertainment
     8.375% 3/15/23                                      1,625,000    1,892,770
                                                                    -----------
                                                                     10,553,064
                                                                    -----------
Chemicals - 1.17%
   IMC Global 7.375% 8/1/18                                300,000      297,000
   Lyondell Chemical 9.875% 5/1/07                       1,470,000    1,549,012
   Sherwin-Williams 6.85% 2/1/07                           681,000      733,041
                                                                    -----------
                                                                      2,579,053
                                                                    -----------
Computers & Technology - 0.28%
   Computer Sciences 3.50% 4/15/08                         615,000      606,569
                                                                    -----------
                                                                        606,569
                                                                    -----------
Consumer Products - 0.32%
  *Johnson (SC) & Son 144A 5.75% 2/15/33                   750,000      716,158
                                                                    -----------
                                                                        716,158
                                                                    -----------

STATEMENTS                                          DELAWARE CORPORATE BOND FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Consumer Services - 0.51%
   Corrections Corporation of America
     7.50% 5/1/11                              USD       1,085,000  $ 1,124,331
                                                                    -----------
                                                                      1,124,331
                                                                    -----------
Electronics & Electrical Equipment - 2.04%
  *Freescale Semiconductor
     144A 6.875% 7/15/11                                   855,000      865,688
   Jabil Circuit 5.875% 7/15/10                          2,295,000    2,378,205
   Johnson Controls 5.00% 11/15/06                       1,208,000    1,256,884
                                                                    -----------
                                                                      4,500,777
                                                                    -----------
Energy - 6.80%
   CenterPoint Energy Resources
     7.75% 2/15/11                                         495,000      564,981
   Enterprise Products Partners
     6.875% 3/1/33                                         585,000      556,291
     7.50% 2/1/11                                          985,000    1,072,481
   Halliburton 5.50% 10/15/10                            2,805,000    2,862,718
   Hornbeck Offshore Services
     10.625% 8/1/08                                        465,000      511,500
   Kinder Morgan Energy Partners
     7.75% 3/15/32                                         700,000      788,478
   Northern Border Pipeline 6.25% 5/1/07                   545,000      577,876
   Pacific Gas & Electric 6.05% 3/1/34                   3,590,000    3,470,076
   Tesoro Petroleum 8.00% 4/15/08                        1,270,000    1,377,950
   USX
     9.125% 1/15/13                                        600,000      758,029
     9.375% 2/15/12                                        430,000      546,430
   Valero Energy 6.125% 4/15/07                            355,000      377,285
   Valero Logistics Operations 6.05% 3/15/13             1,025,000    1,059,288
  *Williams Gas Pipelines Central
     144A 7.375% 11/15/06                                  445,000      479,488
                                                                    -----------
                                                                     15,002,871
                                                                    -----------
Farming & Agriculture - 1.16%
   Universal 6.50% 2/15/06                                 370,000      388,481
   UST
     6.625% 7/15/12                                      1,415,000    1,549,960
     8.80% 3/15/05                                         595,000      616,475
                                                                    -----------
                                                                      2,554,916
                                                                    -----------
Finance - 15.99%
+++Ares Leveraged Investment Fund II
     5.84% 10/31/05                                      1,680,000    1,663,200
   Bear Stearns 4.65% 7/2/18                             1,140,000    1,018,235
++*Bombardier Capital 144A 3.93% 5/30/13                   840,000      836,280
   Capital One Bank 5.75% 9/15/10                          710,000      735,480
   Citigroup
     5.875% 2/22/33                                        560,000      536,841
     6.625% 6/15/32                                        655,000      691,192
   Core Investment Grade Bond Trust I
     4.727% 11/30/07                                     4,205,000    4,315,548
   Credit Suisse First Boston USA
     6.125% 11/15/11                                     1,020,000    1,085,322
  *Erac USA Finance 144A 7.35% 6/15/08                   1,160,000    1,289,055
  *FGIC 144A 6.00% 1/15/34                                 385,000      380,047
  *Fidelity Investments 144A 7.57% 6/15/29                 650,000      760,700
  *FMR 144A 7.05% 7/15/28                                1,317,000    1,293,698
   Ford Motor Credit
     5.625% 10/1/08                                      1,235,000    1,258,056
     7.25% 10/25/11                                        340,000      358,074
   General Electric Capital 5.45% 1/15/13                1,990,000    2,047,553

                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Finance (continued)
  General Motors Acceptance Corporation
    7.25% 3/2/11                               USD        715,000   $   753,010
    8.00% 11/1/31                                       1,305,000     1,328,845
 *Glencore Funding 144A 6.00% 4/15/14                   1,665,000     1,567,406
  Goldman Sachs Group
    5.25% 10/15/13                                      2,155,000     2,123,367
    6.125% 2/15/33                                        755,000       728,735
    6.345% 2/15/34                                      3,870,000     3,719,917
  Household Finance 4.125% 12/15/08                     1,340,000     1,332,696
  International Lease Finance
    5.875% 5/1/13                                         450,000       466,826
  JP Morgan Chase 5.25% 5/1/15                            535,000       523,147
  MBNA 5.00% 6/15/15                                      700,000       660,939
  Morgan Stanley
    4.75% 4/1/14                                        1,980,000     1,852,999
    5.30% 3/1/13                                          405,000       404,103
  National Rural Utilities Cooperative
    Finance 3.875% 2/15/08                              1,540,000     1,543,463
                                                                     ----------
                                                                     35,274,734
                                                                     ----------
Food, Beverage & Tobacco - 3.00%
  Altria Group 7.65% 7/1/08                               540,000       585,195
  Kraft Foods
    4.00% 10/1/08                                         805,000       799,334
    5.25% 6/1/07                                          750,000       782,795
    5.625% 11/1/11                                        550,000       568,351
 *Miller Brewing 144A
    4.25% 8/15/08                                         725,000       726,989
    5.50% 8/15/13                                         755,000       766,523
  Nabisco 6.85% 6/15/05                                   305,000       314,909
  Safeway
    3.80% 8/15/05                                         125,000       126,314
    6.15% 3/1/06                                          550,000       575,885
  Wendy's International
    6.25% 11/15/11                                        885,000       957,668
    6.35% 12/15/05                                        405,000       423,759
                                                                     ----------
                                                                      6,627,722
                                                                     ----------
Healthcare & Pharmaceuticals - 4.35%
  Boston Scientific 5.45% 6/15/14                       1,410,000     1,422,253
  Glaxosmithkline Capital 5.375% 4/15/34                  740,000       685,297
  Medco Health Solutions 7.25% 8/15/13                  2,770,000     2,991,599
  Pfizer 4.50% 2/15/14                                    935,000       908,508
  Schering-Plough
    5.30% 12/1/13                                         370,000       370,612
    6.50% 12/1/33                                       1,075,000     1,104,363
  Wyeth 5.50% 2/1/14                                    2,185,000     2,113,688
                                                                     ----------
                                                                      9,596,320
                                                                     ----------
Hotel REITs - 0.05%
  Felcor Lodging 10.00% 9/15/08                           103,000       109,309
                                                                     ----------
                                                                        109,309
                                                                     ----------
Insurance - 2.72%
 *ASIF Global Financing
    144A 4.90% 1/17/13                                    430,000       425,827
 *Farmers Insurance Exchange
    144A 8.625% 5/1/24                                  1,170,000     1,342,677
  Harleysville Group 5.75% 7/15/13                        385,000       361,773
 *Liberty Mutual 144A 5.75% 3/15/14                       915,000       892,873
  Marsh & McLennan 5.875% 8/1/33                          650,000       616,298

STATEMENTS                                          DELAWARE CORPORATE BOND FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Insurance (continued)
 *Nationwide Mutual Insurance
     144A 7.875% 4/1/33                        USD       1,190,000  $ 1,371,178
  Progressive 6.25% 12/1/32                                975,000      989,872
                                                                    -----------
                                                                      6,000,498
                                                                    -----------
Leisure, Lodging & Entertainment - 0.28%
  Boyd Gaming 9.25% 8/1/09                                 190,000      209,000
  MGM Mirage 9.75% 6/1/07                                  370,000      408,388
                                                                    -----------
                                                                        617,388
                                                                    -----------
Metals & Mining - 0.08%
  Newmont Gold 8.91% 1/5/09                                159,175      173,615
                                                                    -----------
                                                                        173,615
                                                                    -----------
Packaging & Containers - 0.73%
 *Portola Packaging 144A 8.25% 2/1/12                      940,000      813,100
 *Sealed Air 144A
     5.375% 4/15/08                                        400,000      416,462
     5.625% 7/15/13                                        370,000      369,215
                                                                    -----------
                                                                      1,598,777
                                                                    -----------
Paper & Forest Products - 0.28%
  Bowater 6.50% 6/15/13                                    655,000      620,533
                                                                    -----------
                                                                        620,533
                                                                    -----------
Retail - 1.52%
++Hertz 0.00% 8/5/08                                     1,065,000    1,064,967
  Kohl's
     6.30% 3/1/11                                          480,000      521,802
     7.25% 6/1/29                                          425,000      480,234
  Michaels Stores 9.25% 7/1/09                             385,000      422,056
  Office Depot 6.25% 8/15/13                               835,000      871,538
                                                                    -----------
                                                                      3,360,597
                                                                    -----------
Shopping Center REITs - 0.19%
  Developers Diversified Realty
     4.625% 8/1/10                                         440,000      429,615
                                                                    -----------
                                                                        429,615
                                                                    -----------
Telecommunications - 6.13%
  AT&T 8.05% 11/15/11                                    1,600,000    1,656,176
  AT&T Wireless Services 7.875% 3/1/11                     225,000      258,940
  Citizens Communications
     8.50% 5/15/06                                         955,000    1,020,792
     9.25% 5/15/11                                         435,000      465,493
  GTE Hawaiian Telephone 7.375% 9/1/06                     620,000      641,030
  MCI 5.908% 5/1/07                                        740,000      718,725
  Motorola 7.625% 11/15/10                               1,255,000    1,430,488
  Sprint Capital
   ++4.78% 8/17/06                                         415,000      424,858
     6.375% 5/1/09                                         320,000      342,293
     8.375% 3/15/12                                        745,000      874,131
     8.75% 3/15/32                                       1,585,000    1,926,274
  Verizon New York
     6.875% 4/1/12                                         600,000      652,072
     7.375% 4/1/32                                       1,975,000    2,120,647
  Verizon Virginia 4.625% 3/15/13                        1,040,000      986,310
                                                                    -----------
                                                                     13,518,229
                                                                    -----------
Transportation & Shipping - 1.29%
  American Airlines 6.817% 5/23/11                       1,165,000    1,038,642
  Continental Airlines
     6.503% 6/15/11                                        710,000      660,362
     7.033% 6/15/11                                        576,050      455,834

                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Transportation & Shipping (continued)
   Delta Air Lines 7.299% 9/18/06                USD     1,175,000  $   683,392
                                                                    -----------
                                                                      2,838,230
                                                                    -----------
Utilities - 9.19%
   Atmos Energy 5.125% 1/15/13                             265,000      259,205
   Avista
     7.75% 1/1/07                                        1,380,000    1,494,450
     9.75% 6/1/08                                        1,510,000    1,781,799
 ++Avista Capital Trust III 6.50% 4/1/34                   835,000      812,038
   Boston Gas 8.87% 1/5/05                                 335,000      344,623
   Consumers Energy 6.00% 3/15/05                          265,000      270,545
   Exelon Generation 6.95% 6/15/11                       1,185,000    1,310,451
   Keyspan Gas East 6.90% 1/15/08                          725,000      791,220
   Monongahela Power 5.00% 10/1/06                         315,000      323,566
  *Monongahela Power 144A 6.70% 6/15/14                    730,000      748,021
   Northern States Power 2.875% 8/1/06                   1,100,000    1,092,629
   Oncor Electric Delivery 7.25% 1/15/33                   825,000      932,834
  *Power Contract Financing 144A
     5.20% 2/1/06                                        1,239,744    1,247,067
     6.256% 2/1/10                                         925,000      945,967
   Progress Energy 6.75% 3/1/06                            850,000      894,391
   PSEG Energy Holdings 7.75% 4/16/07                    1,340,000    1,420,400
   Sempra Energy 4.75% 5/15/09                           1,265,000    1,284,585
   Southern California Edison 6.00% 1/15/34              1,675,000    1,647,650
   TECO Energy 7.20% 5/1/11                                755,000      779,538
   TNP Enterprises 10.25% 4/1/10                           770,000      835,450
   TXU Energy 7.00% 3/15/13                                965,000    1,061,719
                                                                    -----------
                                                                     20,278,148
                                                                    -----------

TOTAL CORPORATE BONDS (cost $152,854,272)                           153,749,452
                                                                    -----------
FOREIGN BONDS - 14.29%

Argentina - 0.50%
 ++Argentina Bonos 1.234% 8/3/12                 USD     1,625,000    1,107,371
                                                                    -----------
                                                                      1,107,371
                                                                    -----------
Aruba - 0.43%
   UFJ Finance Aruba 6.75% 7/15/13               USD       880,000      946,898
                                                                    -----------
                                                                        946,898
                                                                    -----------
Bermuda - 0.90%
++*Oil Insurance 144A 5.15% 8/15/33              USD     1,985,000    1,990,973
                                                                    -----------
                                                                      1,990,973
                                                                    -----------
Brazil - 0.96%
   Federal Republic of Brazil
    ++6.00% 4/15/24                              USD     1,155,000      924,909
      10.50% 7/14/14                             USD       155,000      155,000
      11.00% 8/17/40                             USD     1,065,000    1,045,031
                                                                    -----------
                                                                      2,124,940
                                                                    -----------
Canada - 1.24%
   Abitibi-Consolidated 6.95% 12/15/06           USD     1,220,000    1,267,275
   EnCana 6.50% 8/15/34                          USD     1,445,000    1,469,961
                                                                    -----------
                                                                      2,737,236
                                                                    -----------
Cayman Islands - 2.50%
+++Evergreen Funding 1.68% 11/15/10              USD       319,924      306,453
   Hutchison Whampoa International
      6.50% 2/13/13                              USD       265,000      267,007
 +*Juniper 1999-1A A1 CBO
      144A 6.83% 4/15/11                         USD     1,170,000    1,224,295

STATEMENTS                                          DELAWARE CORPORATE BOND FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                          Amount**      Value

FOREIGN BONDS (continued)

  Cayman Islands (continued)
 *Mizuho Financial Group
     144A 5.79% 4/15/14                         USD      3,275,000  $ 3,273,255
+*Putnam CBO II 144A 6.875% 11/8/09             USD        438,291      447,057
                                                                    -----------
                                                                      5,518,067
                                                                    -----------
Chile - 0.07%
  Empresa Nacional de Petroleo
     6.75% 11/15/12                             USD        140,000      151,745
                                                                    -----------
                                                                        151,745
                                                                    -----------
Colombia - 0.77%
  Republic of Colombia
     10.375% 1/28/33                            USD      1,660,000    1,705,650
                                                                    -----------
                                                                      1,705,650
                                                                    -----------
Dominican Republic - 0.32%
  Dominican Republic
   ++2.438% 8/30/24 (Brady)                     USD        675,000      459,000
     9.04% 1/23/13                              USD        390,000      257,400
                                                                    -----------
                                                                        716,400
                                                                    -----------
Germany - 2.98%
 *Aries Vermoegensverwaltungs
     144A 9.60% 10/25/14                        USD      1,000,000    1,062,500
  Deutsche Bundesrepublik
     5.00% 7/4/11                               EUR      1,300,000    1,668,290
     5.25% 1/4/11                               EUR      2,935,000    3,818,945
                                                                    -----------
                                                                      6,549,735
                                                                    -----------
Mexico - 0.86%
  Mexican United States
     8.30% 8/15/31                              USD      1,755,000    1,899,788
                                                                    -----------
                                                                      1,899,788
                                                                    -----------
Norway - 0.53%
  Petroleum Geo-Services
     8.00% 11/5/06                              USD      1,135,000    1,166,213
                                                                    -----------
                                                                      1,166,213
                                                                    -----------
Peru - 0.92%
  Republic of Peru
   ++4.50% 3/7/17                               USD      2,200,000    1,825,591
     8.375% 5/3/16                              USD        210,000      200,550
                                                                    -----------
                                                                      2,026,141
                                                                    -----------
Russia - 0.83%
 [check mark]Russian Federation 5.00% 3/31/30   USD      1,290,000    1,187,574
 *Russian Paris Club Participation Note
     144A 2.025% 8/20/20                        JPY     89,215,533      651,656
                                                                    -----------
                                                                      1,839,230
                                                                    -----------
Singapore - 0.10%
 *Singapore Telecommunications
     144A 7.375% 12/1/31                        USD        200,000      225,699
                                                                    -----------
                                                                        225,699
                                                                    -----------
Supranational - 0.38%
 *Central American Bank for Economic
  Integration 144A 6.75% 4/15/13                USD        410,000      437,823
  International Finance 6.75% 7/15/09           NZD        625,000      398,567
                                                                    -----------
                                                                        836,390
                                                                    -----------

TOTAL FOREIGN BONDS (cost $31,363,608)                               31,542,476
                                                                    -----------

                                                         Principal     Market
                                                          Amount**      Value

MUNICIPAL BONDS - 3.93%

  California State 5.00% 2/1/33                 USD        480,000      466,157
  Colorado Department of Transportation
    Revenue 5.00% 12/15/13                                 750,000      819,030
  Golden State, California Tobacco
    Securitization Corporation Settlement
    Revenue Series B 5.625% 6/1/38                         365,000      369,530
  Illinois State 5.10% 6/1/33                            1,175,000    1,063,093
  Metropolitan Washington Airports
    Authority 5.00% 10/1/34                                890,000      864,039
  Puerto Rico Public Buildings Authority
    Revenue 5.25% 7/1/33                                 1,865,000    1,885,030
  Oregon State 5.892% 6/1/27                             1,950,000    1,994,791
  Wisconsin State 5.70% 5/1/26                             470,000      467,575
  West Virginia Economic
    Development Authority
    5.37% 7/1/20                                           175,000      172,471
    6.07% 7/1/26                                           575,000      576,627
                                                                     ----------

TOTAL MUNICIPAL BONDS (cost $8,722,847)                               8,678,343
                                                                     ----------
U.S. TREASURY OBLIGATIONS - 2.39%

  U.S. Treasury Bond 5.375% 2/15/31                        285,000      291,992
  U.S. Treasury Inflation Index Notes
   #2.00% 1/15/14                                          982,291      985,131
    2.00% 7/15/14                                          967,905      967,716
    2.375% 1/15/25                                         997,995      995,579
  U.S. Treasury Notes
   #1.625% 4/30/05                                         100,000       99,820
    2.75% 6/30/06                                        1,920,000    1,924,425
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $5,227,033)                                                   5,264,663
                                                                     ----------
[_] SENIOR SECURED LOANS - 2.51%

  CenterPoint Energy Bank Loan
    12.75% 11/12/05                                      1,000,000    1,135,000
  Dex Media West Loan Tranche B
    3.86% 9/14/10                                        1,336,805    1,360,199
  NRG Energy Bank Loan Tranch B
    5.50% 5/8/10                                           490,887      510,523
  Qwest Communications Bank Loan
    6.50% 6/30/07 Tranch A                               1,250,000    1,300,000
    6.95% 6/30/10 Tranch B                               1,250,000    1,234,375
                                                                     ----------
TOTAL SENIOR SECURED LOANS
  (cost $5,365,542)                                                   5,540,097
                                                                     ----------

                                                         Number of
                                                          Shares
PREFERRED STOCK - 0.54%

  Nexen 7.35%                                               46,740    1,198,953
                                                                     ----------

TOTAL PREFERRED STOCK (cost $1,213,458)                               1,198,953
                                                                     ----------
WARRANTS - 0.00%

^*Solutia 144A                                                 615            6
                                                                     ----------

TOTAL WARRANTS (cost $52,353)                                                 6
                                                                     ----------

STATEMENTS                                          DELAWARE CORPORATE BOND FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                          Amount**      Value


REPURCHASE AGREEMENTS - 0.96%

  With BNP Paribas 1.30% 8/2/04
    (dated 7/30/04, to be repurchased
    at $1,084,968, collateralized by
    $160,100 U.S. Treasury Bills
    due 8/19/04, market value
    $159,984, $205,300 U.S. Treasury
    Bills due 12/23/04, market value
    $204,031 and $748,800
    U.S. Treasury Bills due 1/20/05,
    market value $742,731)                      USD     1,084,860  $  1,084,860
  With UBS Warburg 1.30% 8/2/04
    (dated 7/30/04, to be repurchased
    at $1,031,262, collateralized by
    $515,600 U.S. Treasury Bills
    due 8/12/04, market value
    $515,404 and $535,100 U.S. Treasury
    Notes 1.625% due 3/31/05,
    market value $537,161)                              1,031,140     1,031,140
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,116,000)                                                   2,116,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 98.91%
  (cost $217,037,840)                                               218,254,412
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.09%                                          2,412,349
                                                                   ------------
NET ASSETS APPLICABLE TO 38,735,775
SHARES OUTSTANDING - 100.00%                                       $220,666,761
                                                                   ============

Net Asset Value - Delaware Corporate Bond Fund
  Class A ($73,867,565 / 12,964,139 Shares)                               $5.70
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
  Class B ($20,509,597 / 3,600,713  Shares)                               $5.70
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
  Class C ($21,138,619 / 3,710,439 Shares                                 $5.70
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
  Class R ($868,703 / 152,448 Shares)                                     $5.70
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
  Institutional Class ($104,282,277 / 18,308,036 Shares)                  $5.70
                                                                          -----

COMPONENTS OF NET ASSETS AT JULY 31, 2004+++:
Shares of beneficial interest
  (unlimited authorization - no par)                               $218,251,261
Distributions in excess of net investment income***                      (3,890)
Accumulated net realized gain on investments                          1,364,202
Net unrealized appreciation of investments                            1,055,188
                                                                   ------------
Total net assets                                                   $220,666,761
                                                                   ============

  *Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements".

 **Principal amount shown is stated in the currency in which each bond is denominated.

***Includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +The security is being fair valued in accordance with the Fund's fair valuation policy. At July 31, 2004, there were eight fair valued securities which represented 2.67% of the Fund's Net Assets. See Note 1 in "Notes to Financial Statements".

 ++Variable Rate Note - the interest rate shown is the rate as of July 31, 2004.

  #Fully or partially pledged as collateral for financial futures contracts.


   [check mark]Step coupon bond.

   ^Non-income producing security for the year ended July 31, 2004.

   [_] Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

+++See Note 4 in "Notes to Financial Statements".

SUMMARY OF ABBREVIATIONS
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
EUR - European Monetary Unit
GNMA - Government National Mortgage Association
FGIC - Financial Guaranty Insurance Company
JPY - Japanese Yen
NZD - New Zealand Dollar
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
USD - U.S. Dollar

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE CORPORATE BOND FUND
Net asset value Class A (A)                                               $5.70
Sales charge (4.50% of offering price,
  or 4.74% of amount invested per share) (B)                               0.27
                                                                          -----
Offering Price                                                            $5.97
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                  DELAWARE EXTENDED DURATION BOND FUND
  OF NET ASSETS                             July 31, 2004


                                                         Principal     Market
                                                          Amount**      Value

AGENCY MORTGAGE-BACKED SECURITIES - 0.48%

   Fannie Mae 5.50% 3/1/29                      USD        334,710   $  337,639
                                                                     ----------
TOTAL AGENCY MORTGAGE-BACKED
   SECURITIES (cost $331,520)                                           337,639
                                                                     ----------
ASSET-BACKED SECURITIES - 3.13%

   Capital One Multi-Asset Execution Trust
     Series 2003-C4 6.00% 8/15/13                          300,000      310,827
  +Carlyle High Yield Partners
     Series 2001 B1 8.00% 5/31/07                        1,000,000    1,012,701
   Citibank Credit Card Issuance Trust
     2003-A7 4.15% 7/7/17                                  150,000      137,908
   Home Equity Asset Trust
     2003-7N A 5.25% 4/27/34                               147,238      147,238
   Mid-State Trust 2011-A1 4.864% 7/15/38                   81,476       76,577
  *Sharp 2003-HE1N N 144A 6.90% 11/25/33                    69,546       69,893
  *Sharp 2004-2N 144A 7.00% 1/25/34                        175,881      175,881
  *Sky Financial Medical Loan Securitization
     2002-A A2 144A 6.705% 7/16/18                         265,000      280,139
                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
   (cost $2,229,964)                                                  2,211,164
                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.92%

   GNMA 2003-5 B 4.486% 10/16/25                           160,000      158,622
 ++Greenwich Capital Commercial Funding
     2004-GG1-A7 5.317% 6/10/36                            265,000      267,694
  *Merrill Lynch Mortgage Trust
     2002-MW1 J 144A 5.695% 7/12/34                        110,000       87,648
++*Salomon Brothers Mortgage Securities
     1999 C1-J 144A 7.00% 5/18/32                          155,000      134,912
                                                                     ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (cost $629,467)                                                      648,876
                                                                     ----------
CORPORATE BONDS - 66.65%

Automobiles & Automotive Parts - 3.63%
   Ford Motor 7.45% 7/16/31                                855,000      815,472
   General Motors
     7.125% 7/15/13                                        150,000      154,180
     8.375% 7/15/33                                      1,520,000    1,593,524
                                                                     ----------
                                                                      2,563,176
                                                                     ----------
Banking - 2.57%
   Bank of America 4.375% 12/1/10                          445,000      439,227
   Deutsche Bank Financial 5.375% 3/2/15                   380,000      380,494
   PNC Funding 5.25% 11/15/15                              165,000      161,214
++*Rabobank Capital Funding II
     144A 5.26% 12/29/49                                   305,000      298,793
 ++RBS Capital Trust I 4.709% 12/29/49                     285,000      265,639
   Wilmington Trust 4.875% 4/15/13                         275,000      267,198
                                                                     ----------
                                                                      1,812,565
                                                                     ----------
Building & Materials - 0.29%
  *Lone Star Industries 144A 8.85% 6/15/05                 200,000      207,304
                                                                     ----------
                                                                        207,304
                                                                     ----------
Business Services - 0.27%
   PHH 7.125% 3/1/13                                       170,000      190,638
                                                                     ----------
                                                                        190,638
                                                                     ----------
Cable, Media & Publishing - 5.60%
   Comcast Cable Communications
     8.375% 3/15/13                                         425,000     504,655

                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Cable, Media & Publishing (continued)
  CSC Holdings 10.50% 5/15/16                   USD        135,000   $  151,875
  InterActiveCorp 7.00% 1/15/13                            335,000      364,916
  Liberty Media 8.25% 2/1/30                             1,215,000    1,370,725
  Lodgenet Entertainment 9.50% 6/15/13                      60,000       65,850
  PanAmSat 8.50% 2/1/12                                     70,000       81,113
  Time Warner 7.70% 5/1/32                                 440,000      490,244
  Time Warner Entertainment
    8.375% 3/15/23                                         795,000      926,002
                                                                     ----------
                                                                      3,955,380
                                                                     ----------
Chemicals - 0.83%
  IMC Global 7.375% 8/1/18                                 200,000      198,000
  Lyondell Chemical 9.875% 5/1/07                          370,000      389,888
                                                                     ----------
                                                                        587,888
                                                                     ----------
Computers & Technology - 0.67%
  Dell 7.10% 4/15/28                                       420,000      475,950
                                                                     ----------
                                                                        475,950
                                                                     ----------
Consumer Products - 0.31%
 *Johnson (SC) & Son 144A 5.75% 2/15/33                    225,000      214,847
                                                                     ----------
                                                                        214,847
                                                                     ----------
Consumer Services - 0.59%
  Corrections Corporation of America
    7.50% 5/1/11                                           405,000      419,681
                                                                     ----------
                                                                        419,681
                                                                     ----------
Electronics & Electrical Equipment - 1.36%
 *Freescale Semiconductor
    144A 6.875% 7/15/11                                    275,000      278,438
  Jabil Circuit 5.875% 7/15/10                             660,000      683,928
                                                                     ----------
                                                                        962,366
                                                                     ----------
Energy - 5.74%
  CenterPoint Energy Resources
    7.75% 2/15/11                                          160,000      182,620
  Enterprise Products 6.875% 3/1/33                        210,000      199,694
  Enterprise Products Partners
    7.50% 2/1/11                                           180,000      195,986
  Halliburton 5.50% 10/15/10                               835,000      852,182
  Hornbeck Offshore Services
    10.625% 8/1/08                                         170,000      187,000
  Kinder Morgan Energy Partners
    7.75% 3/15/32                                          400,000      450,559
  Pacific Gas & Electric 6.05% 3/1/34                    1,090,000    1,053,589
  Tesoro Petroleum 8.00% 4/15/08                           455,000      493,675
  Valero Logistics Operations 6.05% 3/15/13                420,000      434,050
                                                                     ----------
                                                                      4,049,355
                                                                     ----------
Farming & Agriculture - 0.74%
  UST 6.625% 7/15/12                                       475,000      520,305
                                                                     ----------
                                                                        520,305
                                                                     ----------
Finance - 13.39%
  Bear Stearns 4.65% 7/2/18                                600,000      535,913
  Citigroup
    6.875% 2/15/98                                         750,000      804,860
    7.625% 12/1/36                                         581,000      670,515
  Core Investment Grade Bond Trust I
    4.727% 11/30/07                                      1,360,000    1,395,755
 *FGIC 144A 6.00% 1/15/34                                  245,000      241,848
 *FMR 144A 7.57% 6/15/29                                   350,000      409,607
  General Electric Capital 5.45% 1/15/13                   440,000      452,725

STATEMENTS                                  DELAWARE EXTENDED DURATION BOND FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Finance (continued)
  General Motors Acceptance Corporation
    8.00% 11/1/31                               USD        535,000  $   544,776
  Goldman Sachs Group
    5.25% 10/15/13                                         240,000      236,477
    6.125% 2/15/33                                         455,000      439,171
    6.345% 2/15/34                                       1,140,000    1,095,790
  Household Finance 7.625% 5/17/32                         500,000      589,661
  International Lease Finance
    5.875% 5/1/13                                          245,000      254,161
  JP Morgan Chase 5.25% 5/1/15                             295,000      288,464
  MBNA 5.00% 6/15/15                                       375,000      354,075
  Morgan Stanley
    4.75% 4/1/14                                           710,000      664,459
    5.30% 3/1/13                                            35,000       34,922
    7.25% 4/1/32                                           390,000      441,444
                                                                     ----------
                                                                      9,454,623
                                                                     ----------
Food, Beverage & Tobacco - 2.92%
  Altria Group 7.65% 7/1/08                                295,000      319,690
  Kraft Foods
    5.625% 11/1/11                                         190,000      196,340
    6.50% 11/1/31                                          500,000      518,538
 *Miller Brewing 144A 5.50% 8/15/13                        525,000      533,012
  Wendy's International 6.25% 11/15/11                     455,000      492,361
                                                                     ----------
                                                                      2,059,941
                                                                     ----------
Healthcare & Pharmaceuticals - 4.71%
  Boston Scientific 5.45% 6/15/14                          510,000      514,432
  Glaxosmithkline Capital 5.375% 4/15/34                   235,000      217,628
  Medco Health Solutions 7.25% 8/15/13                     905,000      977,400
  Pfizer 4.50% 2/15/14                                     330,000      320,650
  Schering-Plough 6.50% 12/1/33                            605,000      621,525
  Wyeth 5.50% 2/1/14                                       700,000      677,154
                                                                     ----------
                                                                      3,328,789
                                                                     ----------
Hotel REITs - 0.05%
  Felcor Lodging 10.00% 9/15/08                             36,000       38,205
                                                                     ----------
                                                                         38,205
                                                                     ----------
Insurance - 4.18%
  American RE 7.45% 12/15/26                               155,000      167,037
 *Farmers Insurance Exchange
    144A 8.625% 5/1/24                                     680,000      780,360
  Harleysville Group 5.75% 7/15/13                         150,000      140,951
 *Liberty Mutual 144A 7.00% 3/15/34                        295,000      291,883
 *Nationwide Mutual Insurance
    144A 7.875% 4/1/33                                     540,000      622,215
 *New York Life Insurance
    144A 5.875% 5/15/33                                    295,000      285,452
  Progressive 6.25% 12/1/32                                325,000      329,957
  Prudential Financial 5.75% 7/15/33                       320,000      299,304
  UnumProvident 7.375% 6/15/32                              35,000       32,993
                                                                     ----------
                                                                      2,950,152
                                                                     ----------
Leisure, Lodging & Entertainment - 0.11%
  Boyd Gaming 9.25% 8/1/09                                  70,000       77,000
                                                                     ----------
                                                                         77,000
                                                                     ----------
Metals & Mining - 1.69%
 *Glencore Funding 144A 6.00% 4/15/14                      535,000      503,641
  Phelps Dodge 9.50% 6/1/31                                500,000      690,413
                                                                     ----------
                                                                      1,194,054
                                                                     ----------

                                                         Principal     Market
                                                          Amount**      Value

CORPORATE BONDS (continued)

Packaging & Containers - 0.27%
  *Sealed Air 144A 5.625% 7/15/13               USD        190,000  $   189,597
                                                                    -----------
                                                                        189,597
                                                                    -----------
Paper & Forest Products - 0.42%
   Bowater 6.50% 6/15/13                                   315,000      298,424
                                                                    -----------
                                                                        298,424
                                                                    -----------
Retail - 1.61%
   Kohl's 7.25% 6/1/29                                     600,000      677,977
   Michaels Stores 9.25% 7/1/09                            130,000      142,513
   Office Depot 6.25% 8/15/13                              300,000      313,127
                                                                    -----------
                                                                      1,133,617
                                                                    -----------
Shopping Center REITs - 0.26%
   Developers Diversified Realty
     4.625% 8/1/10                                         185,000      180,634
                                                                    -----------
                                                                        180,634
                                                                    -----------
Telecommunications - 5.35%
   AT&T Wireless Services 8.75% 3/1/31                     300,000      374,511
   Citizens Communications 9.00% 8/15/31                 1,000,000      983,045
   MCI 5.908% 5/1/07                                        85,000       82,556
   Motorola 6.50% 11/15/28                                 350,000      348,263
   Sprint Capital
     6.375% 5/1/09                                         205,000      219,282
     8.375% 3/15/12                                        145,000      170,133
     8.75% 3/15/32                                         505,000      613,734
   Verizon New York
     6.875% 4/1/12                                         215,000      233,659
     7.375% 4/1/32                                         700,000      751,622
                                                                    -----------
                                                                      3,776,805
                                                                    -----------
Transportation & Shipping - 2.10%
   American Airlines 6.817% 5/23/11                        565,000      503,719
   Continental Airlines
     6.503% 6/15/11                                        640,000      595,256
     7.033% 6/15/11                                        308,309      243,968
   Delta Air Lines 7.299% 9/18/06                          235,000      136,678
                                                                    -----------
                                                                      1,479,621
                                                                    -----------
Utilities - 6.99%
   Atmos Energy 5.125% 1/15/13                             165,000      161,392
   Avista
     7.75% 1/1/07                                          310,000      335,710
     9.75% 6/1/08                                          250,000      295,000
 ++Avista Capital Trust III 6.50% 4/1/34                   295,000      286,888
   Detroit Edison 6.35% 10/15/32                           500,000      514,617
   Exelon Generation 6.95% 6/15/11                         435,000      481,051
  *Monongahela Power 144A 6.70% 6/15/14                    230,000      235,678
   Oncor Electric Delivery 7.25% 1/15/33                   325,000      367,480
   PSEG Energy Holdings 7.75% 4/16/07                      335,000      355,100
   Rochester Gas & Electric 6.375% 9/1/33                  300,000      308,003
   Southern California Edison 6.00% 1/15/34                580,000      570,529
   TECO Energy 7.20% 5/1/11                                410,000      423,325
   TNP Enterprises 10.25% 4/1/10                           245,000      265,825
   TXU Energy 7.00% 3/15/13                                305,000      335,569
                                                                    -----------
                                                                      4,936,167
                                                                    -----------
TOTAL CORPORATE BONDS (cost $46,274,115)                             47,057,084
                                                                    -----------
FOREIGN BONDS - 13.88%

Argentina - 0.34%
 ++Argentina Bonos 1.234% 8/3/12                USD        350,000      238,511
                                                                    -----------
                                                                        238,511
                                                                    -----------

STATEMENTS                                  DELAWARE EXTENDED DURATION BOND FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal     Market
                                                       Amount**      Value

FOREIGN BONDS (continued)

Aruba - 0.32%
   UFJ Finance Aruba 6.75% 7/15/13              USD     210,000   $  225,964
                                                                  ----------
                                                                     225,964
                                                                  ----------
Brazil - 0.96%
   Federal Republic of Brazil
    ++6.00% 4/15/24                             USD     405,000      324,318
      10.50% 7/14/14                            USD     105,000      105,000
      11.00% 8/17/40                            USD     255,000      250,219
                                                                  ----------
                                                                     679,537
                                                                  ----------
Canada - 1.53%
   Abitibi-Consolidated 6.95% 12/15/06          USD     375,000      389,531
   EnCana 6.50% 8/15/34                         USD     460,000      467,946
   Thomson 5.25% 8/15/13                        USD     225,000      225,782
                                                                  ----------
                                                                   1,083,259
                                                                  ----------
Cayman Islands - 2.73%
+++Evergreen Funding 1.68% 11/15/10             USD     319,924      306,453
   Hutchison Whampoa International
      6.50% 2/13/13                             USD      95,000       95,719
 +*Juniper 1999-1A A1 CBO
      144A 6.83% 4/15/11                        USD     295,000      308,690
  *Mizuho Financial Group
      144A 5.79% 4/15/14                        USD     955,000      954,491
 +*Putnam CBO II 144A 6.875% 11/8/09            USD     258,990      264,170
                                                                  ----------
                                                                   1,929,523
                                                                  ----------
Chile - 0.07%
   Empresa Nacional de Petroleo
      6.75% 11/15/12                            USD      45,000       48,775
                                                                  ----------
                                                                      48,775
                                                                  ----------
Colombia - 0.83%
   Republic of Colombia 10.375% 1/28/33         USD     570,000      585,675
                                                                  ----------
                                                                     585,675
                                                                  ----------
Dominican Republic - 0.43%
   Dominican Republic
     ++2.438% 8/30/24 (Brady)                   USD     305,000      207,400
       9.04% 1/23/13                            USD     150,000       99,000
                                                                  ----------
                                                                     306,400
                                                                  ----------
France - 0.52%
   France Telecom 9.50% 3/1/31                  USD     285,000      363,915
                                                                  ----------
                                                                     363,915
                                                                  ----------
Germany - 2.03%
  *Aries Vermoegensverwaltungs
      144A 9.60% 10/25/14                       USD     250,000      265,625
   Deutsche Bundesrepublik
      5.00% 7/4/11                              EUR     455,000      583,901
      5.25% 1/4/11                              EUR     450,000      585,529
                                                                  ----------
                                                                   1,435,055
                                                                  ----------
Mexico - 0.87%
   Mexican United States 8.30% 8/15/31          USD     565,000      611,613
                                                                  ----------
                                                                     611,613
                                                                  ----------
Norway - 0.32%
   Petroleum Geo-Services
      8.00% 11/5/06                             USD     220,000      226,050
                                                                  ----------
                                                                     226,050
                                                                  ----------

                                                      Principal     Market
                                                       Amount**      Value

FOREIGN BONDS (continued)

Peru - 1.10%
   Republic of Peru
    ++4.50% 3/7/17                               USD     270,000   $   224,050
      8.375% 5/3/16                              USD     580,000       553,900
                                                                   -----------
                                                                       777,950
                                                                   -----------
Russia - 0.96%
  [check mark]Russian Federation 5.00% 3/31/30           485,000       446,491
  *Russian Paris Club Participation Note
     144A 2.025% 8/20/20                         JPY  31,333,195       228,867
                                                                   -----------
                                                                       675,358
                                                                   -----------
Singapore - 0.28%
  *Singapore Telecommunications
     144A 7.375% 12/1/31                         USD     175,000       197,487
                                                                   -----------
                                                                       197,487
                                                                   -----------
Supranational - 0.59%
  *Central American Bank for Economic
     Integration 144A 6.75% 4/15/13                      225,000       240,269
   International Finance 6.75% 7/15/09           NZD     280,000       178,558
                                                                   -----------
                                                                       418,827
                                                                   -----------

TOTAL FOREIGN BONDS (cost $9,576,284)                                9,803,899
                                                                   -----------
MUNICIPAL BONDS - 4.39%

   California State 5.00% 2/1/33                 USD     180,000       174,809
   Colorado Department of Transportation
     Revenue 5.00% 12/15/13                              265,000       289,391
   Golden State Tobacco Securitization
     Corporation Settlement Revenue
     Series B 5.625% 6/1/38                              135,000       136,675
   Illinois State 5.10% 6/1/33                           380,000       343,809
   Metropolitan Washington Airports
     Authority 5.00% 10/1/34                             710,000       689,289
   Puerto Rico Public Buildings Authority
     Revenue 5.25% 7/1/33                                295,000       298,168
   Oregon State 5.892% 6/1/27                            725,000       741,653
   Wisconsin State 5.70% 5/1/26                          170,000       169,123
   West Virginia Economic
     Development Authority
     5.37% 7/1/20                                         60,000        59,133
     6.07% 7/1/26                                        200,000       200,566
                                                                   -----------

TOTAL MUNICIPAL BONDS (cost $3,130,984)                              3,102,616
                                                                   -----------
U.S. TREASURY OBLIGATIONS - 3.83%

   U.S. Treasury Bonds
    #5.25% 11/15/28                                      350,000       347,813
     5.375% 2/15/31                                      615,000       630,087
   U.S. Treasury Inflation Index Notes
     2.00% 7/15/14                                       305,918       305,858
     2.375% 1/15/25                                      320,963       320,186
   U.S. Treasury Note 4.75% 5/15/14                    1,075,000     1,098,390
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (cost $2,701,792)                                                 2,702,334
                                                                   -----------
[_]SENIOR SECURED LOANS - 3.82%

   CenterPoint Energy Bank Loan
     12.75% 11/12/05                                   1,000,000     1,135,000
   NRG Energy Bank Loan Tranch B
     5.50% 5/8/10                                        173,254       180,185

STATEMENTS                                  DELAWARE EXTENDED DURATION BOND FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal     Market
                                                       Amount**      Value

[_]SENIOR SECURED LOANS (continued)

   Qwest Communications Bank Loan
     Tranch B 6.95% 6/30/10                      USD  1,400,000   $  1,382,500
                                                                  ------------
TOTAL SENIOR SECURED LOANS
   (cost $2,612,391)                                                 2,697,685
                                                                  ------------

                                                      Number of
                                                        Shares
PREFERRED STOCK - 0.55%

   Nexen 7.35%                                           15,110        387,571
   TNP Enterprises PIK 14.50%                                10          1,078
                                                                  ------------

TOTAL PREFERRED STOCK (cost $378,790)                                  388,649
                                                                  ------------
WARRANTS - 0.00%

 ^*Solutia 144A                                             550              6
                                                                  ------------

TOTAL WARRANTS (cost $46,787)                                                6
                                                                  ------------

                                                      Principal
                                                       Amount**
REPURCHASE AGREEMENTS - 0.57%
  With BNP Paribas 1.30% 8/2/04
    (dated 7/30/04, to be repurchased at
    $206,022 collateralized by $30,000
    U.S. Treasury Bills due 8/19/04,
    market value $30,394, $39,000
    U.S. Treasury Bills due 12/23/04,
    market value $38,762, $142,000
    U.S. Treasury Bills due 1/20/05,
    market value $141,105)                       USD    206,000        206,000
  With UBS Warburg 1.30% 8/2/04
    (dated 7/30/04, to be repurchased at
    $196,021 collateralized by $98,000
    U.S. Treasury Bills due 8/12/04,
    market value $97,917, and $102,000
    U.S. Treasury Notes 1.625% due 3/31/05,
    market value $102,050)                              196,000        196,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $402,000)                                                      402,000
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 98.22%
  (cost $68,314,095)                                                69,351,952
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.78%                                         1,254,123
                                                                  ------------
NET ASSETS APPLICABLE TO 12,248,928
  SHARES OUTSTANDING - 100.00%                                     $70,606,075
                                                                   ===========

Net Asset Value - Delaware Extended Duration
  Bond Fund Class A ($19,438,557 / 3,371,185 shares)                     $5.77
                                                                         -----
Net Asset Value - Delaware Extended Duration
  Bond Fund Class B ($5,597,427/ 971,031 shares)                         $5.76
                                                                         -----
Net Asset Value - Delaware Extended Duration
  Bond Fund Class C ($5,024,855 / 871,687 shares)                        $5.76
                                                                         -----
Net Asset Value - Delaware Extended Duration Bond
  Fund Institutional Class ($40,545,236 / 7,035,025 shares)              $5.76
                                                                         -----

COMPONENTS OF NET ASSETS AT JULY 31, 2004+++:
Shares of beneficial interest
  (unlimited authorization - no par)                                $68,674,511
Distributions in excess of net investment income***                      (5,065)
Accumulated net realized gain on investments                            519,623
Net unrealized appreciation of investments                            1,417,006
                                                                    -----------
Total net assets                                                    $70,606,075
                                                                    ===========

  +The security is being fair valued in accordance with the Fund's fair valuation policy. At July 31, 2004, there were four fair valued securities which represented 2.68% of the Fund's Net Assets. See Note 1 in "Notes to Financial Statements".

 ++Variable Rate Note - the interest rate shown is the rate as of July 31, 2004.

  *Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements."

 **Principal amount shown is stated in the currency in which each bond is denominated.

***Includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  #Fully or partially pledged as collateral for financial futures contracts.

  [check mark]Step coupon bond.

  ^Non-income producing security for the year ended July 31,2004.

   [_] Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

+++See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS
CBO - Collateralized Bond Obligation
EUR - European Monetary Unit
FGIC - Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
JPY - Japanese Yen
NZD- New Zealand Dollar
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
USD - U.S. Dollar

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE EXTENDED DURATION BOND FUND
Net asset value Class A (A)                                               $5.77
Sales charge (4.50% of offering price,
  or 4.68% of amount invested per share) (B)                               0.27
                                                                          -----
Offering Price                                                            $6.04
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.


See accompanying notes


STATEMENTS                                                                                         Year Ended July 31, 2004
  OF OPERATIONS




                                                                                             Delaware Corporate   Delaware Extended
                                                                                                 Bond Fund        Duration Bond Fund
INVESTMENT INCOME:
  Interest                                                                                       $10,498,331          $4,145,843
  Dividends                                                                                          213,079             123,326
                                                                                                 -----------          ----------
                                                                                                  10,711,410           4,269,169
                                                                                                 -----------          ----------
EXPENSES:
  Management fees                                                                                    910,410             360,126
  Distribution expense -- Class A                                                                    152,319              42,233
  Distribution expense -- Class B                                                                    210,146              58,773
  Distribution expense -- Class C                                                                    206,884              51,526
  Distribution expense -- Class R                                                                      2,974                  --
  Dividend disbursing and transfer agent fees and expenses                                           432,160             181,430
  Registration fees                                                                                   69,250              43,450
  Accounting and administration expenses                                                              68,184              24,922
  Legal and professional fees                                                                         33,965              13,384
  Reports and statements to shareholders                                                              35,609              10,553
  Custodian fees                                                                                      17,365              13,310
  Trustees' fees                                                                                       6,900               2,257
  Other                                                                                                8,848               4,152
                                                                                                 -----------          ----------
                                                                                                   2,155,014             806,116
  Less expenses absorbed or waived                                                                  (578,191)           (292,086)
  Less waiver of distribution expenses -- Class A                                                    (25,387)             (7,039)
  Less expenses paid indirectly                                                                       (3,129)               (843)
                                                                                                 -----------          ----------
  Total expenses                                                                                   1,548,307             506,148
                                                                                                 -----------          ----------
NET INVESTMENT INCOME                                                                              9,163,103           3,763,021
                                                                                                 -----------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
   Investments                                                                                     2,600,807           1,001,190
   Futures contracts                                                                                 168,744             128,609
   Foreign currencies                                                                                  7,112              (3,083)
                                                                                                 -----------          ----------
  Net realized gain                                                                                2,776,663           1,126,716
  Net change in unrealized appreciation/depreciation of investments and foreign currencies         1,534,817           2,141,558
                                                                                                 -----------          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                             4,311,480           3,268,274
                                                                                                 -----------          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $13,474,583          $7,031,295
                                                                                                 ===========          ==========



See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                             Delaware Corporate             Delaware Extended
                                                                                 Bond Fund                  Duration Bond Fund

                                                                                 Year Ended                     Year Ended
                                                                           7/31/04         7/31/03        7/31/04        7/31/03

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                  $  9,163,103    $  6,749,068    $ 3,763,021    $ 4,590,208
  Net realized gain on investments and foreign currencies                   2,776,663       5,327,321      1,126,716      4,625,625
  Net change in unrealized appreciation/depreciation
    of investments and foreign currencies                                   1,534,817       1,046,720      2,141,558        992,913
                                                                         ------------    ------------    -----------    -----------
  Net increase in net assets resulting from operations                     13,474,583      13,123,109      7,031,295     10,208,746
                                                                         ------------    ------------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                (2,702,062)     (1,515,366)      (815,874)      (465,892)
    Class B                                                                  (958,694)       (825,298)      (298,088)      (256,436)
    Class C                                                                  (943,934)       (564,484)      (261,329)      (157,965)
    Class R                                                                   (24,422)             --             --             --
    Institutional Class                                                    (4,945,721)     (4,105,988)    (2,455,266)    (3,759,954)

  Net realized gain on investments:
    Class A                                                                  (666,553)             --       (196,655)            --
    Class B                                                                  (334,311)             --        (95,246)            --
    Class C                                                                  (328,900)             --        (83,559)            --
    Class R                                                                    (3,123)             --             --             --
    Institutional Class                                                    (1,261,444)             --       (614,720)            --
                                                                         ------------    ------------    -----------    -----------
                                                                          (12,169,164)     (7,011,136)    (4,820,737)    (4,640,247)
                                                                         ------------    ------------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                57,620,924      28,428,524     14,712,808      8,355,235
    Class B                                                                 7,269,485      10,606,945      1,741,206      2,552,661
    Class C                                                                10,740,520      14,081,885      2,215,776      4,380,382
    Class R                                                                 1,204,589               6             --             --
    Institutional Class                                                    45,395,399      33,176,155     13,178,329      8,696,274

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                                 2,292,829         918,175        643,127        254,133
    Class B                                                                   722,023         403,587        232,721        128,541
    Class C                                                                   884,934         347,700        228,697         86,622
    Class R                                                                    24,979              --             --             --
    Institutional Class                                                     3,135,801       3,551,075        919,301      3,295,783
                                                                         ------------    ------------    -----------    -----------
                                                                          129,291,483      91,514,052     33,871,965     27,749,631
                                                                         ------------    ------------    -----------    -----------
  Cost of shares repurchased:
    Class A                                                               (21,181,010)    (13,657,834)    (5,652,789)    (3,970,562)
    Class B                                                                (6,230,337)     (5,003,085)    (1,953,981)      (987,678)
    Class C                                                                (9,009,187)     (2,485,947)    (2,341,834)    (1,199,321)
    Class R                                                                  (332,278)             --             --             --
    Institutional Class                                                   (17,492,579)    (20,549,038)   (25,084,118)   (23,741,044)
                                                                         ------------    ------------    -----------    -----------
                                                                          (54,245,391)    (41,695,904)   (35,032,722)   (29,898,605)
                                                                         ------------    ------------    -----------    -----------
Increase (decrease) in net assets derived from capital share
  transactions                                                             75,046,092      49,818,148     (1,160,757)    (2,148,974)
                                                                         ------------    ------------    -----------    -----------
NET INCREASE IN NET ASSETS                                                 76,351,511      55,930,121      1,049,801      3,419,525

NET ASSETS:
  Beginning of year                                                       144,315,250      88,385,129     69,556,274     66,136,749
                                                                         ------------    ------------    -----------    -----------
  End of year (including distributions in excess of
    net investment income of $3,890 and $9,867 for
    Delaware Corporate Bond Fund and $5,065 and $1,683 for
    Delaware Extended Duration Bond Fund, respectively)                  $220,666,761    $144,315,250    $70,606,075    $69,556,274
                                                                         ============    ============    ===========    ===========


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Delaware Corporate Bond Fund Class A

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.620      $5.220       $5.370      $5.070       $5.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.296       0.339        0.364       0.370        0.353
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.183       0.410       (0.152)      0.299       (0.210)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.479       0.749        0.212       0.669        0.143
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.307)     (0.349)      (0.362)     (0.369)      (0.353)
Net realized gain on investments                               (0.092)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.399)     (0.349)      (0.362)     (0.369)      (0.353)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.700      $5.620       $5.220      $5.370        $5.07
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                 8.65%      14.61%        4.02%      13.72%        2.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $73,867     $34,707      $17,932      $5,596       $2,790
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.17%       1.32%        1.22%       1.20%        1.27%
Ratio of net investment income to average net assets            5.09%       5.98%        6.79%       7.16%        6.84%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.72%       5.46%        6.37%       6.76%        6.37%
Portfolio turnover                                               300%        861%        1044%        709%         118%



(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Delaware Corporate Bond Fund Class B

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.620      $5.220       $5.370      $5.070       $5.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.253       0.298        0.325       0.331        0.315
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.183       0.410       (0.152)      0.300       (0.210)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.436       0.708        0.173       0.631        0.105
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.264)     (0.308)      (0.323)     (0.331)      (0.315)
Net realized gain on investments                               (0.092)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.356)     (0.308)      (0.323)     (0.331)      (0.315)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.700      $5.620       $5.220      $5.370       $5.070
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                 7.85%      13.78%        3.25%      12.89%        2.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,510     $18,551      $11,709      $4,736       $2,057
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.87%       2.03%        1.97%       1.95%        2.02%
Ratio of net investment income to average net assets            4.33%       5.23%        6.04%       6.41%        6.09%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.01%       4.75%        5.62%       6.01%        5.62%
Portfolio turnover                                               300%        861%        1044%        709%         118%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                      Delaware Corporate Bond Fund Class C

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.620      $5.220       $5.370      $5.070       $5.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.253       0.297        0.324       0.331        0.316
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.183       0.410       (0.152)      0.299       (0.210)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.436       0.707        0.172       0.630        0.106
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.264)     (0.307)      (0.322)     (0.330)      (0.316)
Net realized gain on investments                               (0.092)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.356)     (0.307)      (0.322)     (0.330)      (0.316)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.700      $5.620       $5.220      $5.370       $5.070
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                 7.86%      13.77%        3.24%      12.88%        2.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $21,139     $18,313       $6,063      $1,804         $296
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.87%       2.03%        1.97%       1.95%        2.02%
Ratio of net investment income to average net assets            4.33%       5.23%        6.04%       6.41%        6.09%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.01%       4.75%        5.62%       6.01%        5.62%
Portfolio turnover                                               300%        861%        1044%        709%         118%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                    Delaware Corporate Bond Fund Class R

                                                                          Year               6/2/03(1)
                                                                          Ended                to
                                                                         7/31/04             7/31/03
NET ASSET VALUE, BEGINNING OF PERIOD                                      $5.620              $5.930

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                                   0.273               0.030
Net realized and unrealized gain (loss) on
investments and foreign currencies                                         0.188              (0.300)
                                                                          ------              ------
Total from investment operations                                           0.461              (0.270)
                                                                          ------              ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.289)             (0.040)
Net realized gain on investments                                          (0.092)                 --
                                                                          ------              ------
Total dividends and distributions                                         (0.381)             (0.040)
                                                                          ------              ------

NET ASSET VALUE, END OF PERIOD                                            $5.700              $5.620
                                                                          ======              ======

TOTAL RETURN(3)                                                            8.33%              (4.58%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $869                  $0
Ratio of expenses to average net assets                                    1.15%               1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly                 1.47%               1.57%
Ratio of net investment income to average net assets                       4.73%               4.93%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly                 4.41%               4.51%
Portfolio turnover                                                          300%                861%



(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                   Delaware Corporate Bond Fund Institutional Class

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.620      $5.220       $5.370      $5.070       $5.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.310       0.354        0.378       0.383        0.367
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.183       0.410       (0.152)      0.300       (0.210)
Total from investment operations                                0.493       0.764        0.226       0.683        0.157
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.321)     (0.364)      (0.376)     (0.383)      (0.367)
Net realized gain on investments                               (0.092)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.413)     (0.364)      (0.376)     (0.383)      (0.367)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.700      $5.620       $5.220      $5.370       $5.070
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                 8.92%      14.92%        4.29%      14.02%        3.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $104,282     $72,744      $52,681     $54,312      $55,088
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.87%       1.03%        0.97%       0.95%        1.02%
Ratio of net investment income to average net assets            5.33%       6.23%        7.04%       7.41%        7.09%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      5.01%       5.75%        6.62%       7.01%        6.62%
Portfolio turnover                                               300%        861%        1044%        709%         118%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                   Delaware Extended Duration Bond Fund Class A

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.550      $5.050       $5.260      $4.890       $5.150

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.334       0.373        0.384       0.369        0.360
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.322       0.500       (0.218)      0.370       (0.260)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.656       0.873        0.166       0.739        0.100
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.339)     (0.373)      (0.376)     (0.369)      (0.360)
Net realized gain on investments                               (0.097)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.436)     (0.373)      (0.376)     (0.369)      (0.360)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.770      $5.550       $5.050      $5.260       $4.890
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                11.99%      17.55%        3.16%      15.76%        2.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,439      $9,539       $4,629      $3,346       $1,948
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.30%       1.24%        1.23%       1.26%        1.23%
Ratio of net investment income to average net assets            5.72%       6.65%        7.34%       7.38%        7.24%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      5.22%       6.21%        6.91%       6.92%        6.81%
Portfolio turnover                                               267%        789%         923%        642%         115%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                   Delaware Extended Duration Bond Fund Class B

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.550      $5.050       $5.260      $4.890       $5.150

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.291       0.332        0.343       0.331        0.323
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.312       0.500       (0.218)      0.370       (0.260)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.603       0.832        0.125       0.701        0.063
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.296)     (0.332)      (0.335)     (0.331)      (0.323)
Net realized gain on investments                               (0.097)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.393)     (0.332)      (0.335)     (0.331)      (0.323)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.760      $5.550       $5.050      $5.260       $4.890
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                10.98%      16.70%        2.37%      14.90%        1.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,597      $5,375       $3,413      $1,175         $476
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.00%       1.95%        1.98%       2.01%        1.98%
Ratio of net investment income to average net assets            4.97%       5.90%        6.59%       6.63%        6.49%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.52%       5.50%        6.16%       6.17%        6.06%
Portfolio turnover                                               267%        789%         923%        642%         115%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                   Delaware Extended Duration Bond Fund Class C

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.550      $5.050       $5.260      $4.890       $5.150

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.291       0.331        0.343       0.331        0.323
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.312       0.500       (0.218)      0.370       (0.260)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.603       0.831        0.125       0.701        0.063
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.296)     (0.331)      (0.335)     (0.331)      (0.323)
Net realized gain on investments                               (0.097)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.393)     (0.331)      (0.335)     (0.331)      (0.323)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.760      $5.550       $5.050      $5.260       $4.890
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                10.98%      16.67%        2.37%      14.88%        1.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,025      $4,751       $1,431        $408          $87
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.00%       1.95%        1.98%       2.01%        1.98%
Ratio of net investment income to average net assets            4.97%       5.90%        6.59%       6.63%        6.49%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.52%       5.50%        6.16%       6.17%        6.06%
Portfolio turnover                                               267%        789%         923%        642%         115%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                               Delaware Extended Duration Bond Fund Institutional Class

                                                                                      Year Ended
                                                               7/31/04     7/31/03    07/31/02(1)   7/31/01     7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $5.550      $5.050       $5.260      $4.890       $5.150

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.350       0.387        0.397       0.382        0.372
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.312       0.500       (0.218)      0.370       (0.260)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.662       0.887        0.179       0.752        0.112
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.355)     (0.387)      (0.389)     (0.382)      (0.372)
Net realized gain on investments                               (0.097)         --           --          --           --
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.452)     (0.387)      (0.389)     (0.382)      (0.372)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $5.760      $5.550       $5.050      $5.260       $4.890
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                12.10%      17.87%        3.43%      16.05%        2.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $40,545     $49,891      $56,664     $61,993      $61,955
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.00%       0.95%        0.98%       1.01%        0.98%
Ratio of net investment income to average net assets            5.97%       6.90%        7.59%       7.63%        7.49%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      5.52%       6.50%        7.16%       7.17%        7.06%
Portfolio turnover                                               267%        789%         923%        642%         115%


(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the year ended July 31, 2004.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes.

NOTES                                       DELAWARE CORPORATE BOND FUND
  TO FINANCIAL STATEMENTS                   DELAWARE EXTENDED DURATION BOND FUND
                                            July 31, 2004


Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of July 31, 2004, Delaware Extended Duration Bond Fund Class R had not commenced operations.

The investment objective of the Funds is to seek to provide investors with total return.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gains on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from it's custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended July 31, 2004 were as follows:

                                                  Delaware         Delaware
                                                 Corporate     Extended Duration
                                                 Bond Fund        Bond Fund
                                                 ---------     -----------------
 Commission reimbursements                         $1,586           $626
 Earnings credits                                   1,543            217

NOTES                                       DELAWARE CORPORATE BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)       DELAWARE EXTENDED DURATION BOND FUND




2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                  Delaware         Delaware
                                                 Corporate     Extended Duration
                                                 Bond Fund        Bond Fund
                                                 ---------     -----------------
  On the first $500 million                        0.500%           0.550%
  On the next $500 million                         0.475%           0.500%
  On the next $1.5 billion                         0.450%           0.450%
  In excess of $2.5 billion                        0.425%           0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets for each Fund through September 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Funds pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through September 30, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At July 31, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                  Delaware         Delaware
                                                 Corporate     Extended Duration
                                                 Bond Fund        Bond Fund
                                                 ---------     -----------------
  Investment Management
    fee payable to DMC                           $(76,143)         $(12,303)
  Dividend disbursing,
    transfer agent, accounting
    and administration fees and
    other expenses payable to DSC                  52,130            19,516
  Other expenses payable to
    DMC and affiliates*                             4,576             2,405

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended July 31, 2004, the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund had costs of $9,449 and $3,573, respectively.

For the year ended July 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

  Delaware Corporate Bond Fund                              $37,352
  Delaware Extended Duration Bond Fund                       $2,256

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the year ended July 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                                  Delaware         Delaware
                                                 Corporate     Extended Duration
                                                 Bond Fund        Bond Fund
                                                 ---------     -----------------
  Purchases other than U.S.
    government securities and
    short-term investments                      $358,690,098     $105,109,101
  Purchases of U.S.
    government securities                        244,974,590       67,241,579
  Sales other than U.S.
    government securities and
    short-term investments                       289,157,889      110,153,669
  Sales of U.S. government securities            244,624,347       64,886,416

At July 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                  Delaware         Delaware
                                                 Corporate     Extended Duration
                                                 Bond Fund        Bond Fund
                                                 ---------     -----------------
  Cost of investments                           $217,742,532     $68,464,491
                                                ============     ===========

  Aggregate unrealized appreciation                3,990,755       2,180,071
  Aggregate unrealized depreciation               (3,478,875)     (1,292,610)
                                                ------------      ----------
  Net unrealized appreciation
    (depreciation)                              $    511,880      $  887,461
                                                ============     ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                          Delaware Corporate        Delaware Extended
                              Bond Fund             Duration Bond Fund
                      -------------------------   ----------------------
                         2004           2003         2004        2003
  Ordinary income     $11,069,393    $7,011,136   $3,830,557  $4,640,247
  Long-term
    capital gain        1,099,771           --       990,180          --
                      -----------    ----------   ----------  ----------
  Total               $12,169,164    $7,011,136   $4,820,737  $4,640,247
                      ===========    ==========   ==========  ==========

As of July 31, 2004, the components of net assets on a tax basis were as follows:

                                              Delaware          Delaware
                                             Corporate      Extended Duration
                                              Bond Fund        Bond Fund
                                            ------------       -----------
  Shares of beneficial interest             $218,251,261       $68,674,511
  Undistributed ordinary income                  947,475           438,785
  Undistributed long-term capital gains          985,235           611,019
  Post-October currency losses                        --            (5,435)
  Unrealized appreciation on investments         482,790           887,195
                                            ------------       -----------
  Net Assets                                $220,666,761       $70,606,075
                                            ============       ===========

NOTES                                       DELAWARE CORPORATE BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)       DELAWARE EXTENDED DURATION BOND FUND



4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October currency losses represent losses realized on currency transactions from November 1, 2003 through July 31, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended July 31, 2004, the Funds recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

                                                Delaware       Delaware
                                               Corporate    Extended Duration
                                               Bond Fund       Bond Fund
                                               ---------    -----------------

  Distributions in excess of
    net investment income                      $410,595         $67,237
  Accumulated net realized gain (loss)         (410,595)        (67,237)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          Delaware Corporate         Delaware Extended
                                               Bond Fund             Duration Bond Fund
                                        ----------------------    -----------------------
                                              Year Ended                 Year Ended
                                         7/31/04      7/31/03       7/31/04      7/31/03
  Shares sold:
    Class A                            10,083,886     5,013,367    2,520,129    1,456,924
    Class B                             1,261,239     1,890,068      298,783      449,772
    Class C                             1,859,082     2,471,148      377,544     773,883
    Class R                               206,716             1           --           --
    Institutional Class                 7,871,233     5,967,397    2,253,886    1,572,296

  Shares issued upon reinvestment
  of dividends and distributions:
    Class A                               398,385       164,198      110,321       45,798
    Class B                               125,249        72,256       39,881       23,194
    Class C                               153,554        61,964       39,196       15,453
    Class R                                 4,337            --           --           --
    Institutional Class                   544,462       637,752      157,886      600,939
                                       ----------    ----------    ---------    ---------
                                       22,508,143    16,278,151    5,797,626    4,938,259
                                       ----------    ----------    ---------    ---------
  Shares repurchased:
    Class A                            (3,692,852)   (2,435,058)    (979,611)    (698,863)
    Class B                            (1,086,305)     (902,814)    (336,901)    (179,404)
    Class C                            (1,560,886)     (434,901)    (401,939)    (215,847)
    Class R                               (58,606)           --           --           --
    Institutional Class                (3,049,926)   (3,745,700)  (4,374,175)  (4,395,521)
                                       ----------    ----------    ---------    ---------
                                       (9,448,575)   (7,518,473)  (6,092,626)  (5,489,635)
  Net increase (decrease)              13,059,568     8,759,678     (295,000)    (551,376)
                                       ==========    ==========    =========    =========

Class B shares converted to Class A shares*

                                 7/31/04                  7/31/03
                            Shares     Value         Shares      Value
                            ------    --------       ------     -------
Corporate Bond              18,723    $106,892       14,784     $83,540

Extended Duration            4,465      25,183          309       1,889

*The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
Each Fund, along with certain other Funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of July 31, 2004, or at any time during the year.

NOTES                                       DELAWARE CORPORATE BOND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)       DELAWARE EXTENDED DURATION BOND FUND


7. FOREIGN EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at July 31, 2004.

8. FUTURES CONTRACTS
Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with each Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account), each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at July 31, 2004 were as follows:

DELAWARE CORPORATE BOND FUND

Contracts             Notional                                   Unrealized
to Sell               Proceeds      Expiration Date            (Depreciation)
--------------       -----------    ---------------          -------------------

1 U.S. 10 Year       $   109,653    September 2004              $  (1,066)
  Treasury Note

108 U.S. 5 Year      $11,695,083    September 2004              $(130,917)
  Treasury Note
                                                                ---------
                                                                $(131,983)
                                                                =========


DELAWARE EXTENDED DURATION BOND FUND

Contracts             Notional                                   Unrealized
to Buy                  Cost        Expiration Date             Appreciation
-------------        -----------    ---------------             ------------
121 U.S. 20 Year     $12,715,053    September 2004                 $379,416
Treasury Bond

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents each Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Fund's net assets.

9. CREDIT AND MARKET RISK
Each Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

10. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

11. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2004, each Fund designates distributions paid during the year as follows:

                                           Delaware         Delaware
                                           Corporate    Extended Duration
                                           Bond Fund       Bond Fund
                                           ---------    -----------------

(A) Long-Term Capital Gains
    Distributions (Tax Basis)                      9%         21%

(B) Ordinary Income
    Distributions (Tax Basis)                     91%         79%

    Total Distributions (Tax Basis)              100%         100%

(A) and (B) are based on a percentage of the Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Income Funds -- Delaware Corporate Bond
Fund and Delaware Extended Duration Bond Fund

We have audited the accompanying statements of net assets of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the series constituting Delaware Group Income Funds) (the "Funds") as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Corporate Bond Fund and the Delaware Extended Duration Bond Fund of Delaware Group Income Funds at July 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

                                            Philadelphia, Pennsylvania
                                            September 10, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                    NUMBER OF          OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING        BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                                           at different times at
                                                                       Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

    WALTER P. BABICH             Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927

-----------------------------------------------------------------------------------------------------------------------------------
   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation

-----------------------------------------------------------------------------------------------------------------------------------
   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77             Director
 2005 Market Street                                                    Franklin & Marshall College                 Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                         Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)

-----------------------------------------------------------------------------------------------------------------------------------
  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF          OTHER
                                                                             PRINCIPAL         PORTFOLIOS IN FUND   DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING        BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER          OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94      Director and
 2005 Market Street                                                     National Gallery of Art                  Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                      Chairperson - Andy
      19103                                                                                                     Warhol Foundation

   November 1, 1940                                                                                         Director - Systemax Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

-----------------------------------------------------------------------------------------------------------------------------------
   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         98            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                        Ms. Yeomans has held
   July 31, 1948                                                     various management positions
                                                                     at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
   December 19, 1949                             August 21, 2003

-----------------------------------------------------------------------------------------------------------------------------------
   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

-----------------------------------------------------------------------------------------------------------------------------------
   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in          94            None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                                Affiliated Officers                           Contact Information
JUDE T. DRISCOLL                                 JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                         Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds             Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                 Delaware Investments Family of Funds
                                                 Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                               Delaware International Advisers Ltd.
Board Chairman                                   RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                 Executive Vice President,
King of Prussia, PA                              Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                 Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                   Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                               MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                 Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                      Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                        Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                    Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                               FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                               800 523-1918
Managing Director
Anthony Knerr & Associates                                                                     FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                   INSTITUTIONS REPRESENTATIVES ONLY
                                                                                               800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                          WEB SITE
National Gallery of Art                                                                        www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN



--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330;

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------


(8895)                                                        Printed in the USA
AR-460 [7/04] IVES 9/04                                                    J9782

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME







ANNUAL REPORT JULY 31, 2004
--------------------------------------------------------------------------------
              DELAWARE DELCHESTER FUND
















[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                      7

   Statement of Assets and Liabilities                         12

   Statement of Operations                                     13

   Statements of Changes in Net Assets                         14

   Financial Highlights                                        15

   Notes to Financial Statements                               19

-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      22
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     23
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                              DELAWARE DELCHESTER FUND
   MANAGEMENT REVIEW                                   August 9, 2004

FUND MANAGER
Timothy L. Rabe
Senior Vice President/Senior Portfolio Manager

Q: PLEASE DISCUSS THE FUND'S PERFORMANCE AND THE HIGH-YIELD
BOND MARKET OVER THE PAST 12 MONTHS.
A: Your Fund gained +15.22% for the 12 months ended July 31, 2004 (Class A shares at net asset value with distributions reinvested). For the same period, the Fund's peer group, as measured by the Lipper High Current Yield Funds Average, returned +11.91% and its performance benchmark, the Bear Stearns High-Yield Bond Index, returned +13.44%. We attribute the Fund's attractive relative performance to our commitment to a "value" ideology that is carried out through intensive proprietary credit research.

Overall, the high-yield market saw stronger relative performance from lower-quality securities than higher-rated issues over the past 12 months. The default rate of high-yield bonds, which had plagued the market in recent years, continued to improve. A stronger economy and an attractive, low interest rate environment allowed issuers of non-investment-grade securities to refinance their debt at longer maturities, providing them additional time to repair balance sheets and avoid default.

Q: HOW DO YOU MANAGE INVESTMENT RISK?
A: We believe that our intensive research efforts are paramount to managing risks inherent in the high-yield market, as with the search for securities whose credit quality has been undervalued by the investment community. Such situations, in our opinion, afford us added return potential without increasing portfolio risk. We take time to thoroughly evaluate prospective bonds, including the issuing company's capital positioning structure and how each compares with peer securities within its respective industry.

We monitor a range of risk factors daily and track Fund performance versus our competitors through proprietary models and regular team meetings, during which we also assess trends and specific events within the high-yield market. We believe that, through this disciplined management approach, we may be able to deliver risk-adjusted long-term performance that is both consistent and competitive relative to our peers.

Q: PLEASE DISCUSS THE FUND'S STRATEGY OVER THE PAST YEAR.
A: We remained sector-neutral, meaning that our sector weightings generally followed the benchmark index rather closely, and did not reflect significant bets on sector performance.

We construct the Fund's portfolio from the bottom-up, one security at a time. Generally, we sought to identify bonds that will perform better relative to their peers and the overall sector, while avoiding problem credits and companies that could not meet analysts' expectations. In identifying new purchase candidates, we looked for out-of-favor companies with improving fundamentals, attractive yield potential, and a competitive market position. Examples include metals and mining, paper and forest products, and packaging, each of which have benefited from higher prices and strengthening cash flows.

Q: WERE THERE ANY SECTORS OR INDUSTRIES THAT YOU AVOIDED
DURING THE 12-MONTH PERIOD?
A: Continued problems in the healthcare industry prompted us to maintain an underweighted position relative to the benchmark index. Changes to state or federal government regulations can have a significant effect on earnings in the healthcare sector, especially with regard to Medicare and Medicaid reimbursements. Due to the inherent challenges this creates when assessing individual securities and the broader sector, we have maintained limited exposure to healthcare. We also remained cautious of airline and lodging companies, based on our belief that neither industry offered attractive value relative to other industries.

Q: WHAT FACTORS HAD THE GREATEST IMPACT ON PERFORMANCE?
A: Individual security selection, not sector exposure, had the most significant impact on performance during the fiscal year. We attribute our success in choosing bonds to the depth, quality, and experience of our research staff, which helps us identify what we believe are the market's most compelling investment opportunities.

While our strategy is driven by individual security selection, modest overweightings in the metals and mining, paper and forest products, and packaging groups benefited from price increases in each industry. The Fund's market-weighted position in the utilities sector also had a positive effect on performance for the period.

Q: WHICH SECURITIES MADE THE GREATEST CONTRIBUTION TO FUND PERFORMANCE?
A: Previously distressed securities Alamosa PCS and UbiquiTel Operating generated strong performance for the Fund. Each company has the right to provide wireless communications under the Sprint brand name. During the fiscal-year, renegotiated contracts allowed both companies to reduce costs and preserve their subscriber bases. Both have also become an important part of Sprint's business and have benefited from the rebound in the wireless market. During the period, we liquidated our Alamosa PCS bond holdings but continued to hold the preferred stock.

Clothing retailer J Crew was another top performer. A recent bond restructuring and the leadership direction of CEO Millard Drexler has played an integral role in the company's rebound. We anticipate that J Crew's strong brand and improving fundamentals may continue to drive the company's turnaround in the months ahead.

Q: PLEASE DISCUSS ANY SECURITIES THAT DETRACTED FROM
PERFORMANCE DURING THE 12-MONTH PERIOD.
A: While the Fund delivered attractive performance overall, several securities failed to meet our expectations. A bond issued by plastic packaging manufacturer Portola Packaging exhibited a disappointing drop in price shortly after a positive debt refinancing by the company. Rhodia, a European chemical company, received an unexpected ratings downgrade amid weakening fundamentals. Rhodia subsequently issued a new bond -- a strategy that has helped to improve the firm's liquidity. We held both Portola Packaging and Rhodia at fiscal year-end, based on our conviction that the fundamentals of these companies may strengthen going forward.

DELAWARE
   DELCHESTER FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Delchester Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
Average Annual Total Returns

Through July 31, 2004           Lifetime    10 Years   Five Years    One Year
-----------------------------------------------------------------------------
Class A (Est. 8/20/70)
Excluding Sales Charge            +7.70%      +3.06%       -0.83%     +15.22%
Including Sales Charge            +7.56%      +2.59%       -1.74%     +10.08%
-----------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge            +2.23%      +2.47%       -1.57%     +14.02%
Including Sales Charge            +2.23%      +2.47%       -1.75%     +10.02%
-----------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge            +1.54%                   -1.57%     +14.00%
Including Sales Charge            +1.54%                   -1.57%     +13.00%
-----------------------------------------------------------------------------

Delaware Delchester Fund invests primarily in high-yield bonds (commonly known as "junk bonds"), which involve greater risk than higher-quality bonds.

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10 year performance figures for Class B shares reflect conversion to Class A shares after approximately 8 years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. No Class R shares were made available during the periods shown.

The average annual total returns for the lifetime (since 8/20/70), 10-year, five-year, and one-year periods ended July 31, 2004 for Delaware Delchester Fund's Institutional Class were +7.84%, +3.33%, -0.56%, and +15.17%, respectively. The Institutional Class shares were first made available on June 1, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to June 1, 1992 for Delaware Delchester Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Delchester Fund during the periods shown. Returns would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: DETIX

DELAWARE
   DELCHESTER FUND

--------------------------------------------------------------------------------
FUND BASICS
As of July 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks total return and, as a secondary objective,
high current income.
--------------------------------------------------------------------------------
TOTAL FUND ASSETS:
$360.57 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
173
--------------------------------------------------------------------------------
FUND START DATE:
August 20, 1970
--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Timothy L. Rabe is Senior Vice President/Senior Portfolio Manager of Delaware's high-yield funds. Mr. Rabe received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, he worked as a tax analyst for The Northern Trust Company. He is a CFA charterholder.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DETWX
Class B  DHYBX
Class C  DELCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
July 31, 1994 through July 31, 2004

                 Delaware           Citigroup High-Yield         Bear Stearns
              Delchester Fund          Cash Pay Index          High Yield Index
              ---------------       --------------------       ----------------
Jul-94             $9,550                  $10,000                  $10,000
Jul-95            $10,357                  $11,438                  $11,917
Jul-96            $11,197                  $12,458                  $13,295
Jul-97            $13,160                  $14,426                  $15,931
Jul-98            $14,538                  $15,963                  $17,857
Jul-99            $13,427                  $15,930                  $17,655
Jul-00            $11,853                  $15,796                  $17,454
Jul-01             $9,457                  $16,145                  $17,271
Jul-02             $8,687                  $14,618                  $15,621
Jul-03            $11,205                  $18,802                  $20,378
Jul-04            $12,913                  $21,301                  $23,459

Chart assumes $10,000 invested on July 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. Effective February 27, 2004, the Fund changed its benchmark index from the Citigroup High Yield Cash Pay Index to the Bear Stearns High-Yield Bond Index. The Fund's manager believes that this index is more consistent with how the Fund is managed and better tracks the performance of the high-yield bond market. The Citigroup High Yield Cash Pay Index is an unmanaged index that tracks domestic high-yield, cash-pay securities. The Bear Stearns High-Yield Bond Index is an unmanaged index that generally measures the performance of domestic high-yield bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes through July 31, 2001. Returns would have been lower had the expense limitation not been in effect.

DISCLOSURE                      For the period February 1, 2004 to July 31, 2004
   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments, and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return", provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE DELCHESTER FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning       Ending      Annualized    Expenses
                                                            Account        Account      Expense     Paid During
                                                             Value          Value        Ratio        Period*
                                                            2/1/04         7/31/04                   2/1/04 to
                                                                                                      7/31/04
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00      $1,023.10       1.26%        $6.34
Class B                                                     1,000.00       1,016.30       1.98%         9.93
Class C                                                     1,000.00       1,016.20       1.98%         9.93
Institutional Class                                         1,000.00       1,024.60       0.98%         4.93
----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00      $1,018.66       1.26%        $6.34
Class B                                                     1,000.00       1,015.03       1.98%         9.97
Class C                                                     1,000.00       1,015.03       1.98%         9.97
Institutional Class                                         1,000.00       1,020.07       0.98%         4.93
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of July 31, 2004
   DELAWARE DELCHESTER FUND

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total net assets, is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         1.17%
------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                             0.87%
------------------------------------------------------------------------
CORPORATE BONDS                                                77.88%
------------------------------------------------------------------------
Aerospace & Defense                                             0.49%

Automobiles & Automotive Parts                                  2.53%

Banking, Finance & Insurance                                    2.68%

Building & Materials                                            2.08%

Business Services                                               0.58%

Cable, Media & Publishing                                       8.64%

Chemicals                                                       2.58%

Computers & Technology                                          1.22%

Consumer Products                                               1.17%

Consumer Services                                               0.73%

Energy                                                          4.92%

Environmental Services                                          2.17%

Food, Beverage & Tobacco                                        5.18%

Healthcare & Pharmaceuticals                                    2.77%

Leisure, Lodging & Entertainment                                6.24%

Metals & Mining                                                 1.47%

Packaging & Containers                                          3.06%

Paper & Forest Products                                         5.56%

Real Estate                                                     1.07%

Restaurants                                                     2.18%

Retail                                                          2.78%

Telecommunications                                              6.70%

Textiles, Apparel & Furniture                                   1.28%

Transportation & Shipping                                       1.78%

Utilities                                                       8.02%
------------------------------------------------------------------------

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
FOREIGN BONDS                                                  14.37%
------------------------------------------------------------------------
Argentina                                                       0.27%

Brazil                                                          1.10%

British Virgin Islands                                          0.91%

Canada                                                          2.60%

Cayman Islands                                                  0.66%

Colombia                                                        0.62%

Dominican Republic                                              0.64%

France                                                          0.88%

Germany                                                         0.30%

Ireland                                                         1.01%

Liberia                                                         0.92%

Luxembourg                                                      0.61%

Marshall Islands                                                0.44%

Norway                                                          1.73%

Peru                                                            0.66%

Russia                                                          0.37%

Sweden                                                          0.65%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.46%
------------------------------------------------------------------------
COMMON STOCK                                                    1.17%
------------------------------------------------------------------------
PREFERRED STOCK                                                 0.39%
------------------------------------------------------------------------
WARRANTS                                                        0.06%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.50%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES
  BEFORE SECURITIES LENDING COLLATERAL                         98.87%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  18.97%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              117.84%
------------------------------------------------------------------------
OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL           (18.97%)
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.13%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                               DELAWARE DELCHESTER FUND
   OF NET ASSETS                                        July 31, 2004

                                                      Principal       Market
                                                    Amount(U.S.$)  Value(U.S.$)
ASSET-BACKED SECURITIES - 1.17%
 &#Carlyle High Yield Partners
      Series 1 D1 144A 12.24% 5/31/07                  $1,000,000   $ 1,016,700
 &#Federated CBO 2001A III 144A
      8.44% 4/24/11                                     2,582,109     1,071,575
  #Master NIM Trust 2003-OPT2 144A
      9.79% 5/26/33                                       363,764       365,355
&o#Merrill Lynch CBO VII 1997-C3A A 144A
      1.934% 3/23/08                                    1,867,567     1,083,190
 &#South Street CBO 1999-1A A1 144A
      7.16% 7/1/11                                        697,689       690,712
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
   (cost $4,086,527)                                                  4,227,532
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.87%
 o#Prudential Securities Secured Financing
      1998 C1-J 144A 7.3846% 5/15/13                      850,000       771,773
 o#Salomon Brothers Mortgage Securities
      1999 C1-J 144A 7.00% 5/18/32                      2,730,000     2,376,192
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (cost $2,770,487)                                                  3,147,965
                                                                    -----------
CORPORATE BONDS - 77.88%
Aerospace & Defense - 0.49%
   Armor Holdings
      8.25% 8/15/13                                     1,645,000     1,776,600
                                                                    -----------
                                                                      1,776,600
                                                                    -----------
Automobiles & Automotive Parts - 2.53%
  *Advanced Accessory Holdings
      13.25% 12/15/11                                   4,350,000     2,131,500
  =Advanced Accessory Systems
      10.75% 6/15/11                                    1,100,000     1,108,250
  #Aearo 144A 8.25% 4/15/12                             1,330,000     1,363,250
  =Collins & Aikman Products
      10.75% 12/31/11                                   1,780,000     1,824,500
      11.50% 4/15/06                                    2,675,000     2,654,938
  ^Venture Holdings Trust 12.00% 6/1/09                 3,465,000        21,656
                                                                    -----------
                                                                      9,104,094
                                                                    -----------
Banking, Finance & Insurance - 2.68%
 =#E*TRADE Financial
      144A 8.00% 6/15/11                                3,125,000     3,156,250
 =#Farmers Exchange Capital
      144A 7.20% 7/15/48                                2,275,000     2,211,368
  #LaBranche 144A
      11.00% 5/15/12                                    2,325,000     2,359,875
  #Refco Finance 144A 9.00% 8/1/12                      1,920,000     1,929,600
                                                                    -----------
                                                                      9,657,093
                                                                    -----------
Building & Materials - 2.08%
  =Foster Wheeler 6.75% 11/15/05                         1,950,000    1,935,375
   Interline Brands 11.50% 5/15/11                      2,890,000     3,207,900
  #Lone Star Industries 144A 8.85% 6/15/05              1,705,000     1,767,267
   Standard Pacific 7.75% 3/15/13                         560,000       578,200
                                                                    -----------
                                                                      7,488,742
                                                                    -----------
Business Services - 0.58%
   Brickman Group 11.75% 12/15/09                       1,025,000     1,183,875
  #Language Line 144A 11.125% 6/15/12                     900,000       915,750
                                                                    -----------
                                                                      2,099,625
                                                                    -----------

                                                      Principal       Market
                                                    Amount(U.S.$)  Value(U.S.$)
CORPORATE BONDS (continued)
Cable, Media & Publishing - 8.64%
   American Media Operation
      10.25% 5/1/09                                    $1,435,000   $ 1,506,750
 =#Atlantic Broadband Finance
      144A 9.375% 1/15/14                               3,375,000     3,105,000
   Avalon Cable 11.875% 12/1/08                         1,134,378     1,205,277
   Charter Communications Holdings
      10.75% 10/1/09                                    8,515,000     6,897,149
 =#Charter Communications
      144A 8.00% 4/30/12                                  125,000       121,250
  =CSC Holdings 10.50% 5/15/16                          3,925,000     4,415,624
   Dex Media Finance West
      9.875% 8/15/13                                    1,700,000     1,925,250
  =Lodgenet Entertainment 9.50% 6/15/13                 2,520,000     2,765,700
   PanAmSat 8.50% 2/1/12                                1,490,000     1,726,538
   PEI Holdings 11.00% 3/15/10                          2,400,000     2,796,000
  #Sheridan Acquisition 144A
      10.25% 8/15/11                                    1,810,000     1,929,913
   XM Satellite Radio 12.00% 6/15/10                    2,403,000     2,763,450
                                                                    -----------
                                                                     31,157,901
                                                                    -----------
Chemicals - 2.58%
 =#Huntsman 144A
      11.50% 7/15/12                                    2,325,000     2,365,688
   Huntsman International
      10.125% 7/1/09                                    1,450,000     1,482,625
  =Lyondell Chemical 9.875% 5/1/07                        985,000     1,037,944
 =#Nalco 144A 8.875% 11/15/13                           1,600,000     1,688,000
 =^Solutia 6.72% 10/15/37                               4,350,000     2,718,749
                                                                    -----------
                                                                      9,293,006
                                                                    -----------
Computers & Technology - 1.22%
   Activant Solutions 10.50% 6/15/11                    2,345,000     2,465,181
  #Stratus Technologies
      144A 10.375% 12/1/08                              1,970,000     1,920,750
                                                                    -----------
                                                                      4,385,931
                                                                    -----------
Consumer Products - 1.17%
   Remington Arms 10.50% 2/1/11                         2,515,000     2,477,275
 =#Samsonite 144A 8.875% 6/1/11                         1,700,000     1,738,250
                                                                    -----------
                                                                      4,215,525
                                                                    -----------
Consumer Services - 0.73%
  =Adesa 7.625% 6/15/12                                 1,775,000     1,817,157
   Corrections Corporation of America
      9.875% 5/1/09                                       725,000       809,281
                                                                    -----------
                                                                      2,626,438
                                                                    -----------
Energy - 4.92%
  #Chesapeake 144A 7.00% 8/15/14                          900,000       913,500
 =#Dynegy Holdings 144A 10.125% 7/15/13                 3,435,000     3,804,262
   El Paso Natural Gas 7.625% 8/1/10                    1,380,000     1,442,100
   El Paso Production Holding
      7.75% 6/1/13                                      3,200,000     3,064,000
  #Forest Oil 144A 8.00% 12/15/11                         690,000       753,825
  #Hilcorp Energy Finance 144A
      10.50% 9/1/10                                     2,515,000     2,779,075
  =Hornbeck Offshore Services
      10.625% 8/1/08                                    1,615,000     1,776,500
  #KCS Energy 144A 7.125% 4/1/12                          500,000       502,500
   Swift Energy 7.625% 7/15/11                            400,000       411,000
   Tennessee Gas Pipeline 8.375% 6/15/32                2,305,000     2,310,763
                                                                    -----------
                                                                     17,757,525
                                                                    -----------

STATEMENT                                              DELAWARE DELCHESTER FUND
   OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                    Amount(U.S.$)  Value(U.S.$)
CORPORATE BONDS (continued)
Environmental Services - 2.17%
 =#Clean Harbors 144A 11.25% 7/15/12                   $1,775,000   $ 1,837,125
  #Geo Sub 144A 11.00% 5/15/12                          2,225,000     2,247,250
   IESI 10.25% 6/15/12                                  3,450,000     3,743,250
                                                                    -----------
                                                                      7,827,625
                                                                    -----------
Food, Beverage & Tobacco - 5.18%
  =B&G Foods 9.625% 8/1/07                              4,630,000     4,727,414
   Chiquita Brands International
      10.56% 3/15/09                                    1,565,000     1,703,894
  #Commonwealth Brands 144A
      10.625% 9/1/08                                    2,700,000     2,848,500
   Constellation Brands 8.125% 1/15/12                    395,000       427,588
  #Gold Kist 144A 10.25% 3/15/14                        1,525,000     1,654,625
  #Le-Natures 144A 10.00% 6/15/13                       2,810,000     2,922,400
   Pilgrims Pride 9.25% 11/15/13                        1,650,000     1,782,000
  #Standard Commercial 144A
      8.00% 4/15/12                                     2,590,000     2,615,900
                                                                    -----------
                                                                     18,682,321
                                                                    -----------
Healthcare & Pharmaceuticals - 2.77%
   Ameripath 10.50% 4/1/13                              2,280,000     2,325,600
 =#Beverly Enterprises 144A
      7.875% 6/15/14                                    2,405,000     2,429,050
  =Province Healthcare 7.50% 6/1/13                     3,710,000     3,654,350
   Universal Hospital Service 10.125% 11/1/11           1,575,000     1,594,688
                                                                    -----------
                                                                     10,003,688
                                                                    -----------
Leisure, Lodging & Entertainment - 6.24%
   Ameristar Casinos 10.75% 2/15/09                     2,570,000     2,904,100
   Boyd Gaming 9.25% 8/1/09                             1,200,000     1,320,000
  #Herbst Gaming 144A 8.125% 6/1/12                     1,500,000     1,485,000
  #Host Marriott (REIT) 144A 7.00% 8/15/12                530,000       526,025
  #LCE Acquisition 144A 9.00% 8/1/14                      450,000       445,500
  =Mandalay Resort Group 10.25% 8/1/07                  2,325,000     2,609,813
   MGM Mirage 9.75% 6/1/07                              1,925,000     2,124,719
   Penn National Gaming 8.875% 3/15/10                  2,980,000     3,274,274
  #Seneca Gaming 144A 7.25% 5/1/12                        530,000       531,325
 *#Town Sports International
      144A 11.00% 2/1/14                                4,800,000     2,184,000
  #Warner Music Group 144A
      7.375% 4/15/14                                    2,355,000     2,260,800
   Wheeling Island Gaming
      10.125% 12/15/09                                  2,650,000     2,822,250
                                                                    -----------
                                                                     22,487,806
                                                                    -----------
Metals & Mining - 1.47%
   AK Steel 7.75% 6/15/12                               2,345,000     2,180,850
  #Ispat Inland 144A 9.75% 4/1/14                       3,000,000     3,112,500
                                                                    -----------
                                                                      5,293,350
                                                                    -----------
Packaging & Containers - 3.06%
  =AEP Industries 9.875% 11/15/07                       1,945,000     2,003,350
 *#Consolidated Container 144A
      10.75% 6/15/09                                    2,300,000     1,851,500
   Pliant 11.125% 9/1/09                                1,895,000     2,056,075
 =#Portola Packaging 144A 8.25% 2/1/12                  2,855,000     2,469,575
  =Radnor Holdings
      11.00% 3/15/10                                    1,415,000     1,223,975
    o#144A 8.35% 4/15/09                                1,420,000     1,427,100
                                                                    -----------
                                                                     11,031,575
                                                                    -----------

                                                      Principal       Market
                                                    Amount(U.S.$)  Value(U.S.$)
CORPORATE BONDS (continued)
Paper & Forest Products - 5.56%
   Bowater 9.00% 8/1/09                                $1,615,000   $ 1,776,542
  =Buckeye Technologies 8.00% 10/15/10                  3,140,000     2,967,300
  =Fort James 7.75% 11/15/23                            6,185,000     6,509,712
 =#Newark Group 144A 9.75% 3/15/14                      2,750,000     2,653,750
  #Port Townsend Paper 144A 11.00% 4/15/11              2,025,000     2,085,750
   Potlatch 12.50% 12/1/09                              3,375,000     4,066,332
                                                                    -----------
                                                                     20,059,386
                                                                    -----------
Real Estate - 1.07%
  =BF Saul REIT 7.50% 3/1/14                            1,610,000     1,610,000
   Tanger Properties 9.125% 2/15/08                     2,055,000     2,260,500
                                                                    -----------
                                                                      3,870,500
                                                                    -----------
Restaurants - 2.18%
  ^Avado Brands 9.75% 6/1/06                            1,540,000       592,900
   Denny's 12.75% 9/30/07                               2,275,000     2,457,000
   O'Charleys 9.00% 11/1/13                             2,520,000     2,639,700
  #VICORP Restaurants 144A
      10.50% 4/15/11                                    2,090,000     2,173,600
                                                                    -----------
                                                                      7,863,200
                                                                    -----------
Retail - 2.78%
 =*J Crew Intermediate 16.00% 5/15/08                   4,072,942     3,604,553
   J Crew Operating 10.375% 10/15/07                    2,143,000     2,196,575
  =Office Depot 10.00% 7/15/08                          2,545,000     2,964,925
   Petco Animal Supplies 10.75% 11/1/11                 1,115,000     1,254,375
                                                                    -----------
                                                                     10,020,428
                                                                    -----------
Telecommunications - 6.70%
   Alaska Communications Systems
      9.875% 8/15/11                                    2,645,000     2,697,900
  ^Allegiance Telecom 11.75% 2/15/08                    2,075,000       767,750
  =Centennial Cellular Operating
      10.125% 6/15/13                                   3,180,000     3,291,300
  =Cincinnati Bell 8.375% 1/15/14                       3,370,000     2,982,450
 =#iPCS Escrow 144A 11.50% 5/1/12                       1,475,000     1,526,625
   MCI
      5.908% 5/1/07                                     1,582,000     1,536,518
      6.688% 5/1/09                                     1,350,000     1,247,063
  =MetroPCS 10.75% 10/1/11                              1,405,000     1,468,225
  #Qwest Services 144A 14.00% 12/15/10                  3,000,000     3,528,749
  *UbiquiTel Operating 14.00% 4/15/10                   2,260,000     2,282,600
 =#US Unwired 144A 10.00% 6/15/12                       2,750,000     2,811,875
                                                                    -----------
                                                                     24,141,055
                                                                    -----------
Textiles, Apparel & Furniture - 1.28%
   Interface 10.375% 2/1/10                             2,500,000     2,818,750
   Warnaco 8.875% 6/15/13                               1,655,000     1,808,088
                                                                    -----------
                                                                      4,626,838
                                                                    -----------
Transportation & Shipping - 1.78%
  #Horizon Lines 144A 9.00% 11/1/12                     2,350,000     2,449,875
  =Kansas City Southern Railway
      9.50% 10/1/08                                     1,695,000     1,864,500
   Seabulk International 9.50% 8/15/13                  2,035,000     2,116,400
                                                                    -----------
                                                                      6,430,775
                                                                    -----------

STATEMENT                                              DELAWARE DELCHESTER FUND
   OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                    Amount(U.S.$)  Value(U.S.$)
CORPORATE BONDS (continued)
Utilities - 8.02%
 =#Allegheny Energy Supply
      Statutory Trust 2001 Series B
      144A 13.00% 11/15/07                             $  565,935   $   580,083
   Avista 9.75% 6/1/08                                  2,560,000     3,020,800
  =Calpine 10.50% 5/15/06                               3,150,000     2,756,250
   Cogentrix Energy 8.75% 10/15/08                      2,840,000     3,308,850
  =Edison Mission Energy 9.875% 4/15/11                 1,000,000     1,125,000
   Elwood Energy 8.159% 7/5/26                            958,731       937,160
   Midland Funding II 11.75% 7/23/05                      294,249       316,915
   Midwest Generation
      8.30% 7/2/09                                      3,225,000     3,354,000
    =#144A 8.75% 5/1/34                                 2,700,000     2,875,500
  ^Mirant Americas Generation
      7.625% 5/1/06                                     2,895,000     2,316,000
 =#NRG Energy 144A 8.00% 12/15/13                       2,500,000     2,568,750
  =Orion Power Holdings 12.00% 5/1/10                   1,250,000     1,506,250
   PSEG Energy Holdings 7.75% 4/16/07                   1,515,000     1,605,900
   Reliant Resources 9.50% 7/15/13                      1,595,000     1,722,600
 ^#USGen New England 144A 7.459% 1/2/15                 1,700,000       926,500
                                                                    -----------
                                                                     28,920,558
                                                                    -----------
TOTAL CORPORATE BONDS (cost $279,116,727)                           280,821,585
                                                                    -----------
FOREIGN BONDS - 14.37%
Argentina - 0.27%
  oRepublic of Argentina 1.234% 8/3/12                  1,450,000       988,116
                                                                    -----------
                                                                        988,116
                                                                    -----------
Brazil - 1.10%
   Republic of Brazil
     o6.00% 4/15/24                                     2,225,000     1,781,751
     =10.50% 7/14/14                                    2,175,000     2,175,000
                                                                    -----------
                                                                      3,956,751
                                                                    -----------
British Virgin Islands - 0.91%
  =Chippac International 12.75% 8/1/09                  3,075,000     3,294,094
                                                                    -----------
                                                                      3,294,094
                                                                    -----------
Canada - 2.60%
   Abitibi-Consolidated 6.95% 12/15/06                  1,020,000     1,059,525
 =#Hollinger 144A 12.875% 3/1/11                          805,000       937,825
 =#Jean Coutu Group 144A 8.50% 8/1/14                   1,835,000     1,828,119
   Rogers Cablesystems
      10.00% 3/15/05                                    2,765,000     2,882,513
   Tembec Industries
      8.50% 2/1/11                                      1,875,000     1,950,000
     =8.625% 6/30/09                                      680,000       705,500
                                                                    -----------
                                                                      9,363,482
                                                                    -----------
Cayman Islands - 0.66%
   Bluewater Finance 10.25% 2/15/12                     2,265,000     2,389,575
                                                                    -----------
                                                                      2,389,575
                                                                    -----------
Colombia - 0.62%
   Republic of Colombia
      10.375% 1/28/33                                   2,165,000     2,224,538
                                                                    -----------
                                                                      2,224,538
                                                                    -----------
Dominican Republic - 0.64%
  oDominican Republic
      2.438% 8/30/24 (Brady)                            3,370,000     2,291,600
                                                                    -----------
                                                                      2,291,600
                                                                    -----------

                                                      Principal       Market
                                                    Amount(U.S.$)  Value(U.S.$)
FOREIGN BONDS (continued)
France - 0.88%
 =#Rhodia 144A 8.875% 6/1/11                           $3,645,000   $ 3,152,925
                                                                    -----------
                                                                      3,152,925
                                                                    -----------
Germany - 0.30%
 =#Aries Vermogen 144A
      9.60% 10/25/14                                    1,000,000     1,062,500
                                                                    -----------
                                                                      1,062,500
                                                                    -----------
Ireland - 1.01%
   Smurfit Capital Funding
      7.50% 11/20/25                                    3,850,000     3,638,250
                                                                    -----------
                                                                      3,638,250
                                                                    -----------
Liberia - 0.92%
   Royal Caribbean Cruises
      7.25% 3/15/18                                     3,355,000     3,321,450
                                                                    -----------
                                                                      3,321,450
                                                                    -----------
Luxembourg - 0.61%
 =#BCP Caylux Holdings 144A
      9.625% 6/15/14                                    2,095,000     2,194,513
                                                                    -----------
                                                                      2,194,513
                                                                    -----------
Marshall Islands - 0.44%
   OMI 7.625% 12/1/13                                   1,625,000     1,600,625
                                                                    -----------
                                                                      1,600,625
                                                                    -----------
Norway - 1.73%
  =Ocean Rig Norway 10.25% 6/1/08                       2,240,000     2,228,800
   Petroleum Geo-Services
      8.00% 11/5/06                                     1,311,967     1,348,046
      10.00% 11/5/10                                    2,498,267     2,660,653
                                                                    -----------
                                                                      6,237,499
                                                                    -----------
Peru - 0.66%
  =Republic of Peru 8.375% 5/3/16                       2,500,000     2,387,500
                                                                    -----------
                                                                      2,387,500
                                                                    -----------
Russia - 0.37%
  *Russia Federation 5.00% 3/31/30                      1,450,000     1,334,870
                                                                    -----------
                                                                      1,334,870
                                                                    -----------
Sweden - 0.65%
   Stena 9.625% 12/1/12                                 2,155,000     2,359,725
                                                                    -----------
                                                                      2,359,725
                                                                    -----------
TOTAL FOREIGN BONDS (cost $52,057,893)                               51,798,013
                                                                    -----------

MUNICIPAL BONDS- 0.46%
   New Jersey Economic Development
      Authority Continental Airlines Project
      6.25% 9/15/29                                     2,225,000     1,668,305
                                                                    -----------
Total Municipal Bonds (cost $1,887,676)                               1,668,305
                                                                    -----------

STATEMENT                                              DELAWARE DELCHESTER FUND
   OF NET ASSETS (CONTINUED)

                                                        Number of     Market
                                                          Shares    Value(U.S.$)

COMMON STOCK - 1.17%
 =+XM Satellite Radio Class A                              53,652   $ 1,415,876
 =+Petroleum Geo-Services ADR                              16,177       612,280
 =+Kmart Holdings                                          21,689     1,679,380
  +MCI                                                     32,736       500,206
                                                                    -----------
TOTAL COMMON STOCK (cost $2,095,764)                                  4,207,742
                                                                    -----------

PREFERRED STOCK - 0.39%
   Alamosa Delaware 7.50%                                   2,290     1,388,851
                                                                    -----------
TOTAL PREFERRED STOCK (cost $743,625)                                 1,388,851
                                                                    -----------
WARRANTS - 0.06%
 +#American Tower 144A                                      1,175       216,788
 +#Horizon PCS 144A                                         7,300            73
 +#Solutia 144A                                             4,410            44
                                                                    -----------
TOTAL WARRANTS (cost $949,242)                                          216,905
                                                                    -----------
                                                     Principal
                                                   Amount (U.S.$)
REPURCHASE AGREEMENTS- 2.50%
   With BNP Paribas 1.30% 8/2/04
      (dated 7/30/04, to be repurchased at
      $4,617,500, collateralized by $681,000
      U.S. Treasury Bills due 8/19/04, market
      value $680,917, $874,000 U.S. Treasury
      Bills due 12/23/04, market value $868,387
      and $3,187,000 U.S. Treasury Bills
      due 1/20/05, market value $3,161,170)            $4,617,000     4,617,000
   With UBS Warburg 1.30% 8/2/04
      (dated 7/30/04, to be repurchased at
      $4,389,475, collateralized by $2,194,000
      U.S. Treasury Bills due 8/12/04,
      market value $2,193,635 and $2,278,000
      U.S. Treasury  Notes 1.625%
      due 3/31/05, market value $2,286,235)             4,389,000     4,389,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
   (cost $9,006,000)                                                  9,006,000
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 98.87%
   (cost $352,713,941)                                              356,482,898
                                                                    -----------
SECURITIES LENDING COLLATERAL++ - 18.97%
Short-Term Investments
   Abbey National New York
      1.19% 10/15/04                                    1,204,569     1,220,739
   American Express Bank
      1.32% 8/13/04                                     2,314,767     2,314,738
   Barclays London
      1.10% 8/19/04                                     1,954,931     1,954,767
      1.92% 1/31/05                                       514,369       514,386
   Bayerische Landesbank
      1.434% 8/30/04                                    1,028,565     1,028,607
   BNP Paribas 1.29% 8/16/04                            2,469,123     2,469,054
   Canadian Imperial Bank
      1.36% 8/3/04                                      1,285,887     1,285,900
   CDC IXIS 1.485% 11/12/04                             2,058,387     2,057,545
   Credit Suisse First Boston
      1.60% 12/13/04                                    2,058,616     2,057,545

                                                   Principal       Market
                                                 Amount(U.S.$)  Value(U.S.$)
SECURITIES LENDING COLLATERAL++ (continued)
   Deutsche Bank Financial
      1.383% 2/22/05                                $  514,106  $    514,778
   General Electric Capital
      1.368% 2/3/05                                    771,415       772,659
      1.382% 10/04/04                                  771,415       771,945
      1.593% 10/25/04                                  874,384       875,043
   Goldman Sachs Group LP
      1.493% 12/8/04                                 1,208,566     1,208,808
      1.80% 12/21/04                                 1,183,077     1,183,089
   HBOs Treasury Services
      1.62% 10/29/04                                 2,572,013     2,571,931
   ING Bank NV 1.10% 9/30/04                         2,058,617     2,057,545
   Merrill Lynch Mortgage Capital
      1.413% 10/12/04                                1,885,982     1,885,982
   Morgan Stanley Dean Witter
      1.393% 3/10/05                                 2,057,545     2,057,545
      1.50% 8/30/05                                    513,495       514,386
   National Rural Utilities
      1.302% 8/2/04                                  3,338,557     3,338,561
   Rabobank 1.345% 3/2/05                            2,572,094     2,571,446
   Royal Bank of Canada
      1.41% 6/27/05                                  2,572,203     2,571,225
   Societe Generale
      1.397% 12/8/04                                 2,057,286     2,057,286
      1.348% 6/14/05                                 1,290,668     1,290,196
   Svenska Stockholm 1.10% 8/9/04                    2,572,016     2,571,931
   UBS Securities 1.313% 8/2/04                     14,915,094    14,915,095
   Union Bank of Switzerland
      1.13% 12/20/04                                 2,577,580     2,571,932
   Wachovia Bank NA 1.377% 11/15/04                  2,057,805     2,058,429
   Wells Fargo Bank 1.35% 8/30/05                    2,572,490     2,571,932
   Wilmington Trust 1.44% 9/8/04                     2,572,000     2,571,931
                                                                ------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $68,406,956)                                             68,406,956
                                                                ------------

TOTAL MARKET VALUE OF SECURITIES - 117.84%
   (cost $421,120,897)                                           424,889,854+++
OBLIGATIONS TO RETURN SECURITIES LENDING
   COLLATERAL - (18.97%) ++                                      (68,406,956)
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.13%                                      4,084,575
                                                                ------------
NET ASSETS APPLICABLE TO 113,480,370 SHARES
   OUTSTANDING - 100.00%                                        $360,567,473
                                                                ============

STATEMENT                                              DELAWARE DELCHESTER FUND
   OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Delchester Fund
   Class A ($263,959,769 / 83,111,740 Shares)                             $3.18
                                                                          -----
Net Asset Value - Delaware Delchester Fund
   Class B ($62,242,934 / 19,561,593 Shares)                              $3.18
                                                                          -----
Net Asset Value - Delaware Delchester Fund
   Class C ($15,337,362 / 4,817,478 Shares)                               $3.18
                                                                          -----
Net Asset Value - Delaware Delchester Fund
   Institutional Class ($19,027,408 / 5,989,559 Shares)                  $ 3.18
                                                                          -----
COMPONENTS OF NET ASSETS AT JULY 31, 2004**:
Shares of beneficial interest
   (unlimited authorization - no par)                            $1,015,368,748
Undistributed net investment income                                         180
Accumulated net realized loss on investments                       (658,570,412)
Net unrealized appreciation of investments                            3,768,957
                                                                   ------------
Total net assets                                                   $360,567,473
                                                                   ============

  *Step coupon bond.

  oVariable Rate Notes - the interest rate shown is the rate as of July 31, 2004.

  #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 8 in "Notes to Financial Statements".

  =Fully or partially on loan.

  &The Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements". At July 31, 2004, there were four fair valued securities which represented 1.07% of the Fund's Net Assets.

  ^Non-income producing security. Security is currently in default.

  +Non-income producing security for the year ended July 31,2004.

 ++See Note 7 in "Notes to Financial Statements."

+++Includes $67,342,820 of securities loaned.

 **See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS
ADR  -- American Depositary Receipts
CBO  -- Collateralized Bond Obligation
NIM  -- Net Interest Margin
REIT -- Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE DELCHESTER FUND
Net asset value Class A (A)                                               $3.18
Sales charge (4.50% of offering price or 4.72% of the
   amount invested per share) (B)                                          0.15
                                                                          -----
Offering price                                                            $3.33
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.


See accompanying notes

STATEMENT                                              DELAWARE DELCHESTER FUND
   OF ASSETS AND LIABILITIES                           July 31, 2004

ASSETS:
   Investments at market (cost $352,713,941)                       $356,482,898
   Short-term investments held as collateral for
     loaned securities                                               68,578,519
   Receivables for securities sold                                   22,410,460
   Interest receivable                                                7,173,532
   Cash                                                               1,496,551
   Subscriptions receivable                                             441,846
   Dividends receivable                                                  10,854
   Other assets                                                          11,462
                                                                   ------------
   Total assets                                                     456,606,122
                                                                   ------------

LIABILITIES:
   Obligations to return securities lending collateral               68,578,519
   Payables for securities purchased                                 25,869,313
   Distributions payable                                                831,182
   Liquidations payable                                                 583,502
   Other accrued expenses                                               140,450
   Management fees payable                                               35,683
                                                                   ------------
   Total liabilities                                                 96,038,649
                                                                   ------------

TOTAL NET ASSETS                                                   $360,567,473
                                                                   ============


See accompanying notes

STATEMENT                                              DELAWARE DELCHESTER FUND
   OF OPERATIONS                                       Year Ended July 31, 2004

INVESTMENT INCOME:
   Interest                                                             $35,618,462
   Dividends                                                                574,148
   Securities lending income                                                143,573    $36,336,183
                                                                        -----------    -----------
EXPENSES:
   Management fees                                                        2,478,243
   Distribution expenses -- Class A                                         782,714
   Distribution expenses -- Class B                                         742,286
   Distribution expenses -- Class C                                         157,774
   Dividend disbursing and transfer agent fees and expenses               1,040,442
   Accounting and administration expenses                                   143,845
   Reports and statements to shareholders                                   123,039
   Registration fees                                                         80,047
   Custodian fees                                                            54,838
   Legal and professional fees                                               80,155
   Taxes (other than on income)                                              18,948
   Trustees' fees                                                            16,000
   Pricing fees                                                               3,886
   Other                                                                     10,949      5,733,166
                                                                        -----------
   Less expenses paid indirectly                                                            (8,999)
                                                                                       -----------
   Total expenses                                                                        5,724,167
                                                                                       -----------
NET INVESTMENT INCOME                                                                   30,612,016
                                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                                     21,528,942
   Net change in unrealized appreciation/depreciation of investments                    (1,059,974)
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                         22,588,916
                                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $53,200,932
                                                                                       ===========


See accompanying notes

STATEMENTS                                              DELAWARE DELCHESTER FUND
   OF CHANGES IN NET ASSETS

                                                                                                             Year Ended
                                                                                                    7/31/04              7/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                          $ 30,612,016        $ 34,818,422
   Net realized gain on investments                                                                 21,528,942          17,615,827
   Net change in unrealized appreciation/depreciation of investments                                 1,059,974          29,262,361
                                                                                                  ------------        ------------
   Net increase in net assets resulting from operations                                             53,200,932          81,696,610
                                                                                                  ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                                                      (22,907,885)        (22,181,414)
      Class B                                                                                       (5,672,255)         (7,415,497)
      Class C                                                                                       (1,204,004)         (1,239,632)
      Institutional Class                                                                           (1,514,807)         (1,474,718)
                                                                                                  ------------        ------------
                                                                                                   (31,298,951)        (32,311,261)
                                                                                                  ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                                                      130,035,518          92,592,117
      Class B                                                                                        7,155,198          19,861,389
      Class C                                                                                        4,062,371           6,787,876
      Institutional Class                                                                           11,258,186          14,111,433

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                       12,378,061          11,223,968
      Class B                                                                                        2,354,067           2,948,502
      Class C                                                                                          705,346             717,706
      Institutional Class                                                                            1,417,860           1,377,306
                                                                                                  ------------        ------------
                                                                                                   169,366,607         149,620,297
                                                                                                  ------------        ------------
   Cost of shares repurchased:
      Class A                                                                                     (148,137,428)        (72,145,113)
      Class B                                                                                      (34,045,772)        (31,661,917)
      Class C                                                                                       (7,193,002)         (3,726,368)
      Institutional Class                                                                          (11,896,692)        (10,861,376)
                                                                                                  ------------        ------------
                                                                                                  (201,272,894)       (118,394,774)
                                                                                                  ------------        ------------
Increase (decrease) in net assets derived from capital share transactions                          (31,906,287)        31,225,523
                                                                                                  ------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS                                                              (10,004,306)         80,610,872

NET ASSETS:
   Beginning of year                                                                               370,571,779         289,960,907
                                                                                                  ------------        ------------
   End of year (including undistributed net investment income of $180 and $11,354, respectively)  $360,567,473        $370,571,779
                                                                                                  ============        ============


See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Delchester Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/04     7/31/03      7/31/02(1)  7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.000      $2.580       $3.110      $4.390       $5.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.258       0.303        0.317       0.432        0.524
Net realized and unrealized gain (loss) on investments          0.186       0.399       (0.543)     (1.276)      (1.155)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.444       0.702       (0.226)     (0.844)      (0.631)
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.264)     (0.282)      (0.304)     (0.436)      (0.519)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.264)     (0.282)      (0.304)     (0.436)      (0.519)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $3.180      $3.000       $2.580      $3.110       $4.390
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                15.22%      28.67%       (7.94%)    (20.22%)     (11.93%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $263,960    $253,966     $188,736    $278,975     $485,581
Ratio of expenses to average net assets                         1.34%       1.47%        1.32%       1.25%        1.27%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.34%       1.47%        1.32%       1.33%        1.30%
Ratio of net investment income to average net assets            8.19%      10.93%       10.76%      11.63%       10.55%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           8.19%      10.93%       10.76%      11.55%       10.52%
Portfolio turnover                                               674%        788%         441%        294%          82%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the periods ended July 31, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Delchester Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/04     7/31/03      7/31/02(1)  7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.010      $2.590       $3.120      $4.390       $5.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.236       0.283        0.295       0.405        0.487
Net realized and unrealized gain (loss) on investments          0.176       0.399       (0.543)     (1.270)      (1.154)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.412       0.682       (0.248)     (0.865)      (0.667)
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.242)     (0.262)      (0.282)     (0.405)      (0.483)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.242)     (0.262)      (0.282)     (0.405)      (0.483)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $3.180      $3.010       $2.590      $3.120       $4.390
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                14.02%      27.68%       (8.28%)    (20.85%)     (12.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $62,243     $82,345      $79,507    $118,235     $208,784
Ratio of expenses to average net assets                         2.06%       2.19%        2.04%       1.98%        2.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.06%       2.19%        2.04%       2.06%        2.03%
Ratio of net investment income to average net assets            7.48%      10.21%       10.04%      10.90%        9.82%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           7.48%      10.21%       10.04%      10.82%        9.79%
Portfolio turnover                                               674%        788%         441%        294%          82%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the periods ended July 31, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Delchester Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/04     7/31/03      7/31/02(1)  7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.010      $2.590       $3.120      $4.390       $5.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.235       0.283        0.295       0.405        0.487
Net realized and unrealized gain (loss) on investments          0.176       0.399       (0.543)     (1.270)      (1.154)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.411       0.682       (0.248)     (0.865)      (0.667)
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.241)     (0.262)      (0.282)     (0.405)      (0.483)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.241)     (0.262)      (0.282)     (0.405)      (0.483)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $3.180      $3.010       $2.590      $3.120       $4.390
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                14.00%      27.68%       (8.28%)    (20.85%)     (12.57%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $15,337     $16,965      $11,176     $16,841      $33,871
Ratio of expenses to average net assets                         2.06%       2.19%        2.04%       1.98%        2.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.06%       2.19%        2.04%       2.06%        2.03%
Ratio of net investment income to average net assets            7.48%      10.21%       10.04%      10.90%        9.82%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           7.48%      10.21%       10.04%      10.82%        9.79%
Portfolio turnover                                               674%        788%         441%        294%          82%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the periods ended July 31, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Delchester Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              7/31/04     7/31/03      7/31/02(1)  7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.000      $2.590       $3.110      $4.390       $5.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.267       0.311        0.325       0.442        0.538
Net realized and unrealized gain (loss) on investments          0.186       0.389       (0.533)     (1.277)      (1.156)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.453       0.700       (0.208)     (0.835)      (0.618)
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.273)     (0.290)      (0.312)     (0.445)      (0.532)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.273)     (0.290)      (0.312)     (0.445)      (0.532)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $3.180      $3.000       $2.590      $3.110       $4.390
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(3)                                                15.17%      29.46%       (7.69%)    (19.98%)     (11.70%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,027     $17,296      $10,542     $20,112      $19,751
Ratio of expenses to average net assets                         1.06%       1.19%        1.04%       0.98%        1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.06%       1.19%        1.04%       1.06%        1.03%
Ratio of net investment income to average net assets            8.48%      11.21%       11.04%      11.90%       10.82%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           8.48%      11.21%       11.04%      11.82%       10.79%
Portfolio turnover                                               674%        788%         441%        294%          82%

(1) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information for the periods ended July 31, 2003, 2002, 2001 and 2000.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                   DELAWARE DELCHESTER FUND
   TO FINANCIAL STATEMENTS                              July 31, 2004

Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Delchester Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of July 31, 2004, Class R has not commenced operations.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gains on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $3,963 for the year ended July 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended July 31, 2004 were approximately $5,036. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

At July 31, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

   Investment management fees payable to DMC                 $(35,683)
   Dividend disbursing, transfer agent,
      accounting and administration fees and
      other expenses payable to DSC                             6,255
   Other expenses payable to DMC and affiliates*               (3,736)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                                   DELAWARE DELCHESTER FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended July 31, 2004, the Fund had costs of $20,197.

For the year ended July 31, 2004, DDLP earned $20,798 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended July 31, 2004, the Fund made purchases of $2,471,082,427 and sales of $2,508,420,186 of investment securities other than short-term investments. At July 31, 2004, the cost of investments for federal income tax purposes was $421,212,648.

At July 31, 2004, net unrealized appreciation (depreciation) was $3,848,769, of which $4,833,261 related to unrealized appreciation of investments and $984,492 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                        2004                 2003
                                     ----------           -----------
   Ordinary income                   $31,298,951          $32,311,261

As of July 31, 2004, the components of net assets on a tax basis were as follows:

   Shares of beneficial interest                       $1,015,368,748
   Undistributed ordinary income                                  180
   Capital loss carryforwards                            (658,650,224)
   Unrealized appreciation on investments                   3,848,769
                                                       --------------
   Net Assets                                          $  360,567,473
                                                       ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $15,603,475 was utilized in 2004. Such capital loss carryforwards expire as follows: $143,083,139 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended July 31, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

      Undistributed                                Accumulated Net
   Net Investment Income                        Realized Gain (Loss)
   ---------------------                        --------------------
        $675,761                                      $(675,761)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                             Year Ended
                                                       7/31/04      7/31/03
Shares sold:
  Class A                                            41,696,485    33,365,111
  Class B                                             2,274,517     7,213,107
  Class C                                             1,287,816     2,412,224
  Institutional Class                                 3,599,182     5,137,453

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                             3,925,687     4,038,769
  Class B                                               746,179     1,064,668
  Class C                                               223,333       256,850
  Institutional Class                                   449,585       495,471
                                                     ----------   -----------
                                                     54,202,784    53,983,653
                                                     ----------   -----------
Shares repurchased:
  Class A                                           (47,077,813)  (25,854,116)
  Class B                                           (10,821,825)  (11,613,868)
  Class C                                            (2,330,037)   (1,347,248)
  Institutional Class                                (3,815,956)   (3,953,892)
                                                     ----------   -----------
                                                    (64,045,631)  (42,769,124)
                                                     ----------   -----------
Net increase (decrease)                              (9,842,847)   11,214,529
                                                     ==========   ===========

For the years ended July 31, 2004 and 2003, 2,758,691 Class B shares were converted to 2,767,448 Class A shares valued at $8,719,166 and 2,791,938 Class B shares were converted to 2,795,743 Class A shares valued at $7,737,698, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of July 31, 2004 or at any time during the year.

NOTES                                                   DELAWARE DELCHESTER FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At July 31, 2004, the market value of securities on loan was $67,342,820, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".

8. CREDIT AND MARKET RISK
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2004, the Fund designates distributions paid during the year as follows:

     (A)                 (B)
  Long-Term           Ordinary
Capital Gains          Income              Total              (C)
Distributions      Distributions       Distributions       Qualifying
 (Tax Basis)        (Tax Basis)         (Tax Basis)        Dividends(1)
-------------      -------------       --------------      ------------
     --               100.0%               100.0%              --

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

REPORT
   OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Income Funds - Delaware Delchester Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of Delaware Delchester Fund (one of the series constituting Delaware Group Income Funds) (the "Fund") as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Delchester Fund of Delaware Group Income Funds at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                   Ernst & Young LLP

Philadelphia, Pennsylvania
September 10, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
   BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  Number of               Other
                                                                             Principal        Portfolios in Fund      Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen          Held by
  Address                      Held with          Length of Time               During        by Trustee/Director    Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer           or  Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                    May 15, 2003       Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77            Director -
 2005 Market Street                                                    Franklin & Marshall College                Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                         Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  Number of               Other
                                                                             Principal        Portfolios in Fund      Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen          Held by
  Address                      Held with          Length of Time               During        by Trustee/Director    Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer           or  Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

   November 1, 1940                                                                                                 Director -
                                                                                                                   Systemax Inc.

   THOMAS F. MADISON             Trustee              10 Years              President/Chief              94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                      various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
   December 19, 1949                             August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in          94            None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Delchester Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                           INVESTMENT MANAGER
Chairman                                       Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                             INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                            Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                          London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary            NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds         Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                            SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer          DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                      Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                                 Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                            FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                            800 523-1918
Managing Director
Anthony Knerr & Associates                                                                  FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                INSTITUTIONS REPRESENTATIVES ONLY
                                                                                            800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                       WEB SITE
National Gallery of Art                                                                     www.delawareinvestments.com
Washington, DC
                                               +----------------------------------------------------------------------------------+
THOMAS F. MADISON                              | The Fund files its complete schedule of portfolio holdings with the Securities   |
President and Chief Executive Officer          | and Exchange Commission for the first and third quarters of each fiscal year on  |
MLM Partners, Inc.                             | Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and     |
Minneapolis, MN                                | procedures that the Fund uses to determine how to vote proxies (if any) relating |
                                               | to portfolio securities is available without charge (i) upon request, by calling |
JANET L. YEOMANS                               | 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com;  |
Vice President/Mergers & Acquisitions          | and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms    |
3M Corporation                                 | N-Q may be reviewed and copied at the Commission's Public Reference Room in      |
St. Paul, MN                                   | Washington, DC; information on the operation of the Public Reference Room may be |
                                               | obtained by calling 1-800-SEC-0330.                                              |
                                               |                                                                                  |
                                               | Information (if any) regarding how the Fund voted proxies relating to portfolio  |
                                               | securities during the most recently disclosed 12-month period ended June 30 is   |
                                               | available without charge (i) through the Fund's website at                       |
                                               | http://www.delawareinvestments.com; and (ii) on the Commission's website at      |
                                               | http://www.sec.gov.                                                              |
                                               +----------------------------------------------------------------------------------+



(8888)                                                                                                           Printed in the USA
AR-024 [7/04] IVES 9/04                                                                                                       J9779

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME







ANNUAL REPORT JULY 31, 2004
--------------------------------------------------------------------------------
              DELAWARE HIGH-YIELD OPPORTUNITIES FUND















[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                                      7

   Statement of Assets and Liabilities                         11

   Statement of Operations                                     12

   Statements of Changes in Net Assets                         13

   Financial Highlights                                        14

   Notes to Financial Statements                               19

-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      22
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     23
-----------------------------------------------------------------


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

PORTFOLIO                                DELAWARE HIGH-YIELD OPPORTUNITIES FUND
   MANAGEMENT REVIEW                     August 9, 2004

FUND MANAGER
Timothy L. Rabe
Senior Vice President/Senior Portfolio Manager

Q: PLEASE DISCUSS THE FUND'S PERFORMANCE AND THE HIGH-YIELD
BOND MARKET OVER THE PAST 12 MONTHS.
A: Delaware High-Yield Opportunities Fund gained 14.97% for the period ended July 31, 2004 (Class A shares at net asset value with distributions reinvested). The Fund's peer group, as measured by the Lipper High Current Yield Funds Average, returned 11.91%. The Fund's benchmark index, the Bear Stearns High-Yield Bond Index, returned +13.44%. We attribute the Fund's attractive performance to individual securities that met or exceeded earnings expectations.

Overall, higher risk, lower quality corporate issues performed better than higher quality companies over the past 12 months. A more robust economy and continued low interest rates enabled companies to refinance their debt at longer maturities, contributing to steady growth in new issuance. Refinancing has proven to be an effective strategy for many high yield issuers, providing them with additional time to repair balance sheets and avoid default. As a result, the marked decline in default rates and the attractive yield potential of high-yield corporate bonds has sparked increased attention by investors.

Q: HOW DO YOU MANAGE INVESTMENT RISK?
A: We believe that our intensive research efforts are paramount to managing risks inherent in the high-yield market, as with the search for securities whose credit quality has been undervalued by the investment community. Such situations, in our opinion, afford us added return potential without increasing portfolio risk. We take time to thoroughly evaluate prospective bonds, including the issuing company's capital positioning structure and how each compares with peer securities within its respective industry.

We monitor a range of risk factors daily and track Fund performance versus our competitors through proprietary models and regular team meetings, during which we also assess trends and specific events within the high-yield market. We believe that, through this disciplined management approach, we may be able to deliver risk-adjusted long-term performance that is both consistent and competitive relative to our peers.

Q: PLEASE DISCUSS THE FUND'S RECENT INVESTMENT STRATEGY.
A: We remained sector-neutral, meaning that our sector weightings generally followed the benchmark index rather closely, and did not reflect significant bets on sector performance.

We construct the portfolio from the bottom-up, one security at a time. Generally, we sought to identify bonds that will perform better relative to their peers and the overall sector, while avoiding problem credits and companies that could not meet analysts' expectations. In identifying new purchase candidates, we looked for out-of-favor companies with improving fundamentals, attractive yield potential and a competitive market position. Sectors in which we were able to identify these companies included metals and mining, paper and forest products, and packaging and containers, each of which have benefited from higher prices and strengthening cash flows. We also explored new issue niche securities and battered issues, which we thought could benefit from the general strengthening in the economy.

Q: WERE THERE ANY SECTORS OR INDUSTRIES THAT YOU AVOIDED
DURING THE 12-MONTH PERIOD?
A: Continued problems in the healthcare industry prompted us to maintain an underweighted position relative to the benchmark index. Changes to state or federal government regulations can have a significant effect on earnings in the healthcare sector, especially with regard to Medicare and Medicaid reimbursements. Due to the inherent challenges this creates when assessing individual securities and the broader sector, we have maintained limited exposure to healthcare. We also remained cautious of airline and lodging companies, based on our belief that neither industry offered attractive value relative to other industries.

Q: WHAT FACTORS HAD THE GREATEST IMPACT ON PERFORMANCE?
A: Overall, individual security selection, not sector exposure, was the greatest contributor to performance. The depth, quality and experience of our research staff enable us to select the market's most compelling opportunities across industries, providing shareholders with a highly diverse portfolio. While our strategy is driven by individual security selection, modest sector overweightings in metals and mining, paper and forest products, and packaging and containers helped the Fund benefit from price increases in each industry. The Fund's market weight position in utilities also had a positive effect on performance.

Q: WHICH HOLDINGS HAD THE GREATEST POSITIVE IMPACT ON PERFORMANCE?
A: Previously distressed securities Alamosa Delaware and UbiquiTel Operating generated strong performance for the Fund. Each company has the right to provide wireless communications under the Sprint brand name. During the fiscal-year, renegotiated contracts allowed both companies to reduce costs and preserve their subscriber bases. Both have also become an important part of Sprint's business and have benefited from the rebound in the wireless market. During the period, we liquidated our Alamosa Delaware bond holdings but continued to hold the company's preferred stock.

In the utility sector, Cogentrix Energy, a leading independent power producer, delivered strong performance. In December 2003, Goldman Sachs acquired the energy company, a move we expect will affect Cogentrix Energy positively and provide them with enhanced shareholder value. Finally, the Fund's performance was positively impacted by our position in AK Steel, which benefited from rising steel prices, improving corporate fundamentals and successful resolution of ongoing union issues.

Q: PLEASE DISCUSS ANY SECURITIES THAT DETRACTED FROM PERFORMANCE.
A: While the Fund delivered attractive performance overall, several securities failed to meet our expectations. Radnor Holdings, a manufacturer and distributor of packaging and specialty chemical products, experienced disappointing performance following a positive debt refinancing. Rhodia, a European chemical company, received an unexpected ratings downgrade amid weakening fundamentals. Rhodia subsequently issued a new bond -- a strategy that has helped to improve the firm's liquidity. We held both Radnor Holdings and Rhodia at fiscal year-end, based on our conviction that fundamentals may strengthen, going forward.

DELAWARE
   HIGH-YIELD OPPORTUNITIES FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware High-Yield Opportunities Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns

Through July 31, 2004               Lifetime   Five Years    One Year
---------------------------------------------------------------------
Class A (Est. 12/30/96)
Excluding Sales Charge               +6.51%      +5.64%      +14.97%
Including Sales Charge               +5.86%      +4.68%       +9.72%
---------------------------------------------------------------------
Class B (Est. 2/17/98)
Excluding Sales Charge               +3.53%      +4.90%      +14.19%
Including Sales Charge               +3.53%      +4.70%      +10.19%
---------------------------------------------------------------------
Class C (Est. 2/17/98)
Excluding Sales Charge               +3.52%      +4.89%      +14.16%
Including Sales Charge               +3.52%      +4.89%      +13.16%
---------------------------------------------------------------------

The Fund invests primarily in high-yield bonds (commonly known as `junk bonds'), which involve greater risk than investing in higher-quality bonds.

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended July 31, 2004 for Delaware High-Yield Opportunities Fund's Class R shares was +13.81% and +14.55%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime, five-year, and one-year periods ended July 31, 2004 for Delaware High-Yield Opportunities Fund's Institutional Class were +6.79%, +5.97%, and +15.33%, respectively. The Institutional Class shares were first made available on December 30, 1996 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware High-Yield Opportunities Fund during the periods shown.

Performance would have been lower had the expense limitation not been in effect. The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:  DHOIX

Nasdaq Class R symbol:  DHIRX

DELAWARE
   HIGH-YIELD OPPORTUNITIES FUND

FUND BASICS
As of July 31, 2004

--------------------------------------------------------------------------------
FUND OBJECTIVES:

The Fund seeks total return, and as a secondary objective, high current income.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$69.35 million

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

175

--------------------------------------------------------------------------------
FUND START DATE:

December 30, 1996

--------------------------------------------------------------------------------
YOUR FUND MANAGER:
Timothy L. Rabe is Senior Vice President/Senior Portfolio Manager of Delaware's high-yield funds. Mr. Rabe received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, he worked as a tax analyst for The Northern Trust Company. He is a CFA charterholder.

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A  DHOAX
Class B  DHOBX
Class C  DHOCX

--------------------------------------------------------------------------------



PERFORMANCE OF A $10,000 INVESTMENT
December 30, 1996 (Fund's inception) through July 31, 2004

                          Delaware High Yield              Citigroup High-Yield          Bear Stearns
                  Opportunities Fund - Class A shares          Cash Pay Index          High Yield Index

 Dec-96                          $9,550                           $10,000                   $10,000
 Jul-97                         $10,580                           $10,835                   $10,863
 Jul-98                         $12,211                           $11,993                   $12,176
 Jul-99                         $11,693                           $11,968                   $12,039
 Jul-00                         $12,102                           $11,886                   $11,902
 Jul-01                         $10,896                           $12,149                   $11,777
 Jul-02                         $10,448                           $11,000                   $10,652
 Jul-03                         $13,380                           $14,148                   $13,895
 Jul-04                         $15,416                           $16,028                   $15,996

Chart assumes $10,000 invested on December 30, 1996 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. Effective February 27, 2004, the Fund changed its benchmark index from the Citigroup High Yield Cash Pay Index to the Bear Stearns High-Yield Bond Index. The Fund's manager believes that this index is more consistent with how the Fund is managed and better tracks the performance of the high-yield bond market. The Citigroup High Yield Cash Pay Index is an unmanaged index that tracks domestic high-yield, cash-pay securities. The Bear Sterns High-Yield Bond Index is an unmanaged index that generally measures the performance of domestic high-yield bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. An expense limitation was in effect for all classes of Delaware High-Yield Opportunities Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

DISCLOSURE                     For the period February 1, 2004 to July 31, 2004
   OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments, and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2004 to July 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return", provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE HIGH-YIELD OPPORTUNITIES FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending    Annualized    Expenses
                                                            Account     Account     Expense   Paid During
                                                             Value       Value       Ratio      Period*
                                                            2/1/04      7/31/04                2/1/04 to
                                                                                                 7/31/04
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,022.00     1.13%        5.68
Class B                                                     1,000.00    1,018.50     1.83%        9.18
Class C                                                     1,000.00    1,018.40     1.83%        9.18
Class R                                                     1,000.00    1,022.80     1.43%        7.19
Institutional Class                                         1,000.00    1,023.50     0.83%        4.13
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,019.71     1.13%        5.69
Class B                                                     1,000.00    1,016.19     1.83%        9.21
Class C                                                     1,000.00    1,016.19     1.83%        9.21
Class R                                                     1,000.00    1,018.20     1.43%        7.20
Institutional Class                                         1,000.00    1,021.22     0.83%        4.18
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of July 31, 2004
   DELAWARE HIGH-YIELD OPPORTUNITIES FUND

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total net assets, is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         0.90%
------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                             0.51%
------------------------------------------------------------------------
CORPORATE BONDS                                                77.53%
------------------------------------------------------------------------
Aerospace & Defense                                             0.65%

Automobiles & Automotive Parts                                  2.45%

Banking, Finance & Insurance                                    2.51%

Building & Materials                                            1.85%

Business Services                                               0.58%

Cable, Media & Publishing                                       8.83%

Chemicals                                                       3.06%

Computers & Technology                                          1.21%

Consumer Products                                               1.03%

Consumer Services                                               0.68%

Energy                                                          4.49%

Environmental Services                                          2.01%

Food, Beverage & Tobacco                                        5.69%

Healthcare & Pharmaceuticals                                    2.75%

Leisure, Lodging & Entertainment                                7.31%

Metals & Mining                                                 1.46%

Packaging & Containers                                          3.16%

Paper & Forest Products                                         6.19%

Real Estate                                                     0.94%

Restaurants                                                     2.06%

Retail                                                          2.23%

Telecommunications                                              6.35%

Textiles, Apparel & Furniture                                   0.81%

Transportation & Shipping                                       1.91%

Utilities                                                       7.32%
------------------------------------------------------------------------

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
FOREIGN BONDS                                                  13.42%
------------------------------------------------------------------------
Argentina                                                       0.25%

Brazil                                                          0.61%

British Virgin Islands                                          0.90%

Canada                                                          2.55%

Cayman Islands                                                  0.65%

Colombia                                                        0.60%

Dominican Republic                                              0.49%

France                                                          0.61%

Ireland                                                         1.16%

Liberia                                                         1.22%

Luxembourg                                                      0.59%

Marshall Island                                                 0.65%

Norway                                                          1.55%

Peru                                                            0.58%

Russia                                                          0.37%

Sweden                                                          0.64%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 0.38%
------------------------------------------------------------------------
COMMON STOCK                                                    0.94%
------------------------------------------------------------------------
PREFERRED STOCKS                                                0.37%
------------------------------------------------------------------------
WARRANTS                                                        0.04%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           7.49%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              101.58%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (1.58%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%

STATEMENT                                DELAWARE HIGH-YIELD OPPORTUNITIES FUND
   OF NET ASSETS                         July 31, 2004

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
ASSET-BACKED SECURITIES - 0.90%
 ^*Federated CBO 2001A III
      144A 8.44% 4/24/11                             $  368,873      $  153,082
  *Master NIM Trust 2003-OPT2
      144A 9.79% 5/26/33                                 51,966          52,194
^o*Merrill Lynch CBO VII 1997-C3A A 144A
      1.934% 3/23/08                                    463,033         268,559
 ^*South Street CBO 1999-1A A1 144A
      7.16% 7/1/11                                      155,042         153,492
                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
   (cost $601,066)                                                      627,327
                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.51%
 o*Prudential Securities Secured Financing
      1998 C1-J 144A 7.385% 5/15/13                     100,000          90,797
 o*Salomon Brothers Mortgage Securities
      1999 C1-J 144A 7.00% 5/18/32                      300,000         261,120
                                                                     ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
      (cost $309,898)                                                   351,917
                                                                     ----------
CORPORATE BONDS - 77.53%
Aerospace & Defense - 0.65%
   Armor Holdings 8.25% 8/15/13                         420,000         453,600
                                                                     ----------
                                                                        453,600
                                                                     ----------
Automobiles & Automotive Parts - 2.45%
  #Advanced Accessory Holdings
      13.25% 12/15/11                                   775,000         379,750
   Advanced Accessory Systems
      10.75% 6/15/11                                    170,000         171,275
  *Aearo 144A 8.25% 4/15/12                             225,000         230,625
   Collins & Aikman Products
      10.75% 12/31/11                                   405,000         415,125
      11.50% 4/15/06                                    500,000         496,250
 ++Venture Holdings Trust 12.00% 6/1/09                 475,000           2,969
                                                                     ----------
                                                                      1,695,994
                                                                     ----------
Banking, Finance & Insurance - 2.51%
  *E*TRADE Financial 144A
      8.00% 6/15/11                                     600,000         606,000
  *Farmers Exchange Capital 144A
      7.20% 7/15/48                                     365,000         354,791
  *LaBranche 144A 11.00% 5/15/12                        400,000         406,000
  *Refco Finance 144A 9.00% 8/1/12                      370,000         371,850
                                                                     ----------
                                                                      1,738,641
                                                                     ----------
Building & Materials - 1.85%
   Foster Wheeler 6.75% 11/15/05                        350,000         347,375
   Interline Brands 11.50% 5/15/11                      540,000         599,400
  *Lone Star Industries 144A
      8.85% 6/15/05                                     220,000         228,034
   Standard Pacific 7.75% 3/15/13                       105,000         108,413
                                                                     ----------
                                                                      1,283,222
                                                                     ----------
Business Services - 0.58%
   Brickman Group 11.75% 12/15/09                       195,000         225,225
  *Language Line 144A 11.125% 6/15/12                   175,000         178,063
                                                                     ----------
                                                                        403,288
                                                                     ----------

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
CORPORATE BONDS (continued)
Cable, Media & Publishing - 8.83%
   American Media Operation
      10.25% 5/1/09                                  $  270,000      $  283,500
  *Atlantic Broadband Finance 144A
      9.375% 1/15/14                                    675,000         621,000
   Avalon Cable 11.875% 12/1/08                         204,818         217,619
   Charter Communications Holdings
      10.75% 10/1/09                                  1,635,000       1,324,349
   CSC Holdings
      7.875% 12/15/07                                   200,000         211,000
      10.50% 5/15/16                                    710,000         798,750
   Dex Media Finance West
      9.875% 8/15/13                                    325,000         368,063
   Lodgenet Entertainment
      9.50% 6/15/13                                     475,000         521,313
   PanAmSat 8.50% 2/1/12                                300,000         347,625
   PEI Holdings 11.00% 3/15/10                          450,000         524,250
  *Sheridan Acquisition 144A
      10.25% 8/15/11                                    365,000         389,181
   XM Satellite Radio 12.00% 6/15/10                    450,000         517,500
                                                                     ----------
                                                                      6,124,150
                                                                     ----------
Chemicals - 3.06%
  *Huntsman 144A 11.50% 7/15/12                         340,000         345,950
   Huntsman International
      10.125% 7/1/09                                    475,000         485,688
   Lyondell Chemical 9.875% 5/1/07                      300,000         316,125
  *Nalco 144A 8.875% 11/15/13                           440,000         464,200
 ++Solutia 6.72% 10/15/37                               815,000         509,375
                                                                     ----------
                                                                      2,121,338
                                                                     ----------
Computers & Technology - 1.21%
   Activant Solutions 10.50% 6/15/11                    495,000         520,369
  *Stratus Technologies 144A
      10.375% 12/1/08                                   330,000         321,750
                                                                     ----------
                                                                        842,119
                                                                     ----------
Consumer Products - 1.03%
   Remington Arms 10.50% 2/1/11                         415,000         408,775
  *Samsonite 144A 8.875% 6/1/11                         300,000         306,750
                                                                     ----------
                                                                        715,525
                                                                     ----------
Consumer Services - 0.68%
   Adesa 7.625% 6/15/12                                 325,000         332,719
   Corrections Corporation of America
      9.875% 5/1/09                                     125,000         139,531
                                                                     ----------
                                                                        472,250
                                                                     ----------
Energy - 4.49%
  *Chesapeake 144A 7.00% 8/15/14                        275,000         279,125
  *Dynegy Holdings 144A 10.125% 7/15/13                 645,000         714,337
   El Paso Natural Gas 7.625% 8/1/10                    230,000         240,350
   El Paso Production Holding
      7.75% 6/1/13                                      575,000         550,563
  *Forest Oil 144A 8.00% 12/15/11                       135,000         147,488
  *Hilcorp Energy Finance 144A
      10.50% 9/1/10                                     470,000         519,350
   Hornbeck Offshore Services
      10.625% 8/1/08                                    170,000         187,000
  *KCS Energy 144A 7.125% 4/1/12                        100,000         100,500
   Swift Energy 7.625% 7/15/11                          100,000         102,750
   Tennessee Gas Pipeline 8.375% 6/15/32                270,000         270,675
                                                                     ----------
                                                                      3,112,138
                                                                     ----------

STATEMENT                                DELAWARE HIGH-YIELD OPPORTUNITIES FUND
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
CORPORATE BONDS (continued)
Environmental Services - 2.01%
  *Clean Harbors 144A
      11.25% 7/15/12                                 $  330,000      $  341,550
  *Geo Sub 144A 11.00% 5/15/12                          400,000         404,000
   IESI 10.25% 6/15/12                                  600,000         651,000
                                                                     ----------
                                                                      1,396,550
                                                                     ----------
Food, Beverage & Tobacco - 5.69%
   B&G Foods 9.625% 8/1/07                              840,000         857,673
   Chiquita Brands International
      10.56% 3/15/09                                    550,000         598,813
  *Commonwealth Brands 144A
      10.625% 9/1/08                                    530,000         559,150
   Constellation Brands
      8.125% 1/15/12                                    300,000         324,750
   Cott Beverages 8.00% 12/15/11                         50,000          53,500
  *Gold Kist 144A 10.25% 3/15/14                        200,000         217,000
  *Le-Natures 144A 10.00% 6/15/13                       545,000         566,800
   Pilgrims Pride 9.25% 11/15/13                        250,000         270,000
  *Standard Commercial 144A
      8.00% 4/15/12                                     490,000         494,900
                                                                     ----------
                                                                      3,942,586
                                                                     ----------
Healthcare & Pharmaceuticals - 2.75%
   Ameripath 10.50% 4/1/13                              425,000         433,500
  *Beverly Enterprises 144A
      7.875% 6/15/14                                    460,000         464,600
   Province Healthcare 7.50% 6/1/13                     715,000         704,275
   Universal Hospital Service
      10.125% 11/1/11                                   300,000         303,750
                                                                     ----------
                                                                      1,906,125
                                                                     ----------
Leisure, Lodging & Entertainment - 7.31%
   Ameristar Casinos 10.75% 2/15/09                     495,000         559,350
   Argosy Gaming 9.00% 9/1/11                           250,000         278,750
   Boyd Gaming 9.25% 8/1/09                             500,000         550,000
   Felcor Lodging 10.00% 9/15/08                        123,000         130,534
  *Herbst Gaming 144A
      8.125% 6/1/12                                     300,000         297,000
  *Host Marriott (REIT) 144A
      7.00% 8/15/12                                     100,000          99,250
  *LCE Acquisition 144A
      9.00% 8/1/14                                       85,000          84,150
   Mandalay Resort Group
      10.25% 8/1/07                                     425,000         477,063
   MGM Mirage 9.75% 6/1/07                              420,000         463,575
   Penn National Gaming
      8.875% 3/15/10                                    575,000         631,780
  *Seneca Gaming 144A
      7.25% 5/1/12                                      100,000         100,250
 #*Town Sports International 144A
      11.00% 2/1/14                                     850,000         386,750
  *Warner Music Group 144A
      7.375% 4/15/14                                    580,000         556,800
   Wheeling Island Gaming
      10.125% 12/15/09                                  425,000         452,625
                                                                     ----------
                                                                      5,067,877
                                                                     ----------
Metals & Mining - 1.46%
   AK Steel 7.75% 6/15/12                               455,000         423,150
  *Ispat Inland 144A 9.75% 4/1/14                       570,000         591,375
                                                                     ----------
                                                                      1,014,525
                                                                     ----------

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
CORPORATE BONDS (continued)
   Packaging & Containers - 3.16%
   AEP Industries 9.875% 11/15/07                    $  535,000      $  551,050
 #*Consolidated Container 144A
      10.75% 6/15/09                                    400,000         322,000
   Pliant 11.125% 9/1/09                                315,000         341,775
  *Portola Packaging 144A
      8.25% 2/1/12                                      545,000         471,425
   Radnor Holdings
      11.00% 3/15/10                                    270,000         233,550
    o*144A 8.35% 4/15/09                                270,000         271,350
                                                                     ----------
                                                                      2,191,150
                                                                     ----------
Paper & Forest Products - 6.19%
   Bowater 9.00% 8/1/09                                 390,000         429,010
   Buckeye Technologies
      8.00% 10/15/10                                    630,000         595,350
   Fort James 7.75% 11/15/23                          1,305,000       1,373,512
  *Newark Group 144A 9.75% 3/15/14                      655,000         632,075
  *Port Townsend Paper 144A
      11.00% 4/15/11                                    585,000         602,550
   Potlatch 12.50% 12/1/09                              550,000         662,661
                                                                     ----------
                                                                      4,295,158
                                                                     ----------
Real Estate - 0.94%
   BF Saul REIT 7.50% 3/1/14                            330,000         330,000
   Tanger Properties
      9.125% 2/15/08                                    290,000         319,000
                                                                     ----------
                                                                        649,000
                                                                     ----------
Restaurants - 2.06%
 ++Avado Brands 9.75% 6/1/06                            150,000          57,750
   Denny's 12.75% 9/30/07                               400,000         432,000
   O'Charleys 9.00% 11/1/13                             505,000         528,988
  *VICORP Restaurants 144A
      10.50% 4/15/11                                    395,000         410,800
                                                                     ----------
                                                                      1,429,538
                                                                     ----------
Retail - 2.23%
  #J Crew Intermediate 16.00% 5/15/08                   635,568         562,478
   J Crew Operating 10.375% 10/15/07                    325,000         333,125
   Office Depot 10.00% 7/15/08                          320,000         372,800
   Petco Animal Supplies 10.75% 11/1/11                 245,000         275,625
                                                                     ----------
                                                                      1,544,028
                                                                     ----------
Telecommunications - 6.35%
   Alaska Communications Systems
      9.875% 8/15/11                                    440,000         448,800
 ++Allegiance Telecom 11.75% 2/15/08                    255,000          94,350
   Centennial Cellular Operating
      10.125% 6/15/13                                   520,000         538,200
   Cincinnati Bell 8.375% 1/15/14                       625,000         553,124
   Citizens Communications
      8.50% 5/15/06                                     125,000         133,612
  *iPCS Escrow 144A 11.50% 5/1/12                       200,000         207,000
   MCI
      5.908% 5/1/07                                     302,000         293,318
      6.688% 5/1/09                                     225,000         207,844
   MetroPCS 10.75% 10/1/11                              270,000         282,150
  *Qwest Services 144A
      14.00% 12/15/10                                   575,000         676,343
  #UbiquiTel Operating 14.00% 4/15/10                   450,000         454,500
  *US Unwired 144A 10.00% 6/15/12                       500,000         511,250
                                                                     ----------
                                                                      4,400,491
                                                                     ----------

STATEMENT                                 DELAWARE HIGH-YIELD OPPORTUNITIES FUND
   OF NET ASSETS (CONTINUED)

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
CORPORATE BONDS (continued)
Textiles, Apparel & Furniture - 0.81%
   Interface 10.375% 2/1/10                         $   350,000      $  394,625
   Warnaco 8.875% 6/15/13                               155,000         169,338
                                                                     ----------
                                                                        563,963
                                                                     ----------
Transportation & Shipping - 1.91%
  *Horizon Lines 144A 9.00% 11/1/12                     450,000         469,125
   Kansas City Southern Railway
     9.50% 10/1/08                                      335,000         368,500
   Seabulk International 9.50% 8/15/13                  465,000         483,600
                                                                     ----------
                                                                      1,321,225
                                                                     ----------
Utilities - 7.32%
  *Allegheny Energy Supply
     Statutory Trust 2001 Series B
     144A 13.00% 11/15/07                                85,000          87,125
   Avista 9.75% 6/1/08                                  295,000         348,100
   Calpine 10.50% 5/15/06                               550,000         481,250
   Cogentrix Energy 8.75% 10/15/08                      465,000         541,766
   Edison Mission Energy 9.875% 4/15/11                 360,000         405,000
   Elwood Energy 8.159% 7/5/26                          172,663         168,778
   Midland Funding II 11.75% 7/23/05                     73,992          79,692
   Midwest Generation
     8.30% 7/2/09                                       590,000         613,599
    *144A 8.75% 5/1/34                                  550,000         585,749
 ++Mirant Americas Generation
     7.625% 5/1/06                                      425,000         340,000
  *NRG Energy 144A 8.00% 12/15/13                       475,000         488,063
   Orion Power Holdings 12.00% 5/1/10                   275,000         331,375
   PSEG Energy Holdings 7.75% 4/16/07                   170,000         180,200
   Reliant Resources 9.50% 7/15/13                      270,000         291,600
++*USGen New England 144A
     7.459% 1/2/15                                      250,000         136,250
                                                                     ----------
                                                                      5,078,547
                                                                     ----------
TOTAL CORPORATE BONDS
     (cost $53,432,990)                                              53,763,028
                                                                     ----------
FOREIGN BONDS - 13.42%
Argentina - 0.25%
  oRepublic of Argentina 1.234% 8/3/12                  250,000         170,365
                                                                     ----------
                                                                        170,365
                                                                     ----------
Brazil - 0.61%
   Republic of Brazil 10.50% 7/14/14                    425,000         425,000
                                                                     ----------
                                                                        425,000
                                                                     ----------
British Virgin Islands - 0.90%
   Chippac International 12.75% 8/1/09                  585,000         626,681
                                                                     ----------
                                                                        626,681
                                                                     ----------
Canada - 2.55%
   Abitibi-Consolidated 6.95% 12/15/06                  275,000         285,656
  *Hollinger 144A 12.875% 3/1/11                        163,000         189,895
  *Jean Coutu Group 144A 8.50% 8/1/14                   340,000         338,725
   Rogers Cablesystems 10.00% 3/15/05                   420,000         437,850
   Tembec Industries
     8.50% 2/1/11                                       375,000         390,000
     8.625% 6/30/09                                     125,000         129,688
                                                                     ----------
                                                                      1,771,814
                                                                     ----------
Cayman Islands - 0.65%
   Bluewater Finance 10.25% 2/15/12                     425,000         448,375
                                                                     ----------
                                                                        448,375
                                                                     ----------

                                                     Principal         Market
                                                   Amount (U.S.$)  Value (U.S.$)
FOREIGN BONDS (continued)
Colombia - 0.60%
   Republic of Colombia
     10.375% 1/28/33                                   $405,000     $  416,138
                                                                    ----------
                                                                       416,138
                                                                    ----------
Dominican Republic - 0.49%
  oDominican Republic
     2.438% 8/30/24 (Brady)                             500,000        340,000
                                                                    ----------
                                                                       340,000
                                                                    ----------
France - 0.61%
  *Rhodia 144A 8.875% 6/1/11                            490,000        423,850
                                                                    ----------
                                                                       423,850
                                                                    ----------
Ireland - 1.16%
   Smurfit Capital Funding
     7.50% 11/20/25                                     850,000        803,250
                                                                    ----------
                                                                       803,250
                                                                    ----------
Liberia - 1.22%
   Royal Caribbean Cruises
     7.25% 3/15/18                                      855,000        846,450
                                                                    ----------
                                                                       846,450
                                                                    ----------
Luxembourg - 0.59%
  *BCP Caylux Holdings 144A
     9.625% 6/15/14                                     390,000        408,525
                                                                    ----------
                                                                       408,525
                                                                    ----------
Marshall Island - 0.65%
   OMI 7.625% 12/1/13                                   455,000        448,175
                                                                    ----------
                                                                       448,175
                                                                    ----------
Norway - 1.55%
   Ocean Rig Norway
     10.25% 6/1/08                                      350,000        348,250
   Petroleum Geo-Services
     8.00% 11/5/06                                      215,789        221,723
     10.00% 11/5/10                                     476,227        507,181
                                                                    ----------
                                                                     1,077,154
                                                                    ----------
Peru - 0.58%
   Republic of Peru 8.375% 5/3/16                       425,000        405,875
                                                                    ----------
                                                                       405,875
                                                                    ----------
Russia - 0.37%
  #Russia Federation
     5.00% 3/31/30                                      275,000        253,165
                                                                    ----------
                                                                       253,165
                                                                    ----------
Sweden - 0.64%
   Stena 9.625% 12/1/12                                 405,000        443,475
                                                                    ----------
                                                                       443,475
                                                                    ----------
TOTAL FOREIGN BONDS
   (cost $9,323,642)                                                 9,308,292
                                                                    ----------
MUNICIPAL BONDS- 0.38%
   New Jersey Economic
     Development Authority
     Continental Airlines Project
     6.25% 9/15/29                                      350,000        262,430
                                                                    ----------
TOTAL MUNICIPAL BONDS
   (cost $296,938)                                                     262,430
                                                                    ----------

STATEMENT                               DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  OF NET ASSETS (CONTINUED)

                                                       Number of      Market
                                                        Shares     Value (U.S.$)


COMMON STOCK- 0.94%
  +XM Satellite Radio Class A                             9,379    $   247,512
  +Petroleum Geo-Services ADR                               497         18,811
  +Kmart Holdings                                         4,000        309,719
  +MCI                                                    4,809         73,482
                                                                   -----------
TOTAL COMMON STOCK
   (cost $262,176)                                                     649,524
                                                                   -----------
PREFERRED STOCKS- 0.37%
   Alamosa Delaware 7.50%                                   425        257,656
   TNP Enterprises PIK 14.50%                                 1          1,048
                                                                   -----------
TOTAL PREFERRED STOCKS
   (cost $138,923)                                                     258,704
                                                                   -----------
WARRANTS- 0.04%
 +*American Tower 144A                                      140         25,830
 +*Horizon PCS 144A                                         600              6
 +*Solutia 144A                                             450              5
                                                                   -----------
TOTAL WARRANTS (COST $90,720)                                           25,841
                                                                   -----------
                                                       Principal
                                                     Amount (U.S.$)
REPURCHASE AGREEMENTS - 7.49%
  With BNP Paribas 1.30% 8/2/04
   (dated 7/30/04, to be repurchased at
   $2,664,289, collateralized by $393,000
   U.S. Treasury Bills due 8/19/04,
   market value $392,930, $504,000
   U.S. Treasury Bills due 12/23/04,
   market value $501,111, and $1,839,000
   U.S. Treasury Bills due 1/20/05,
   market value $1,824,184)                          $2,664,000      2,664,000
  With UBS Warburg 1.30% 8/2/04
   (dated 7/30/04, to be repurchased at
   $2,533,274, collateralized by
   $1,266,000 U.S. Treasury Bills due
   8/12/04, market value $1,265,858
   and $1,314,000 U.S. Treasury Notes
   1.625% due 3/31/05,
   market value $1,319,294)                           2,533,000      2,533,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
   (cost $5,197,000)                                                 5,197,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES - 101.58%
   (cost $69,653,353)                                              $70,444,063
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (1.58%)                                           (1,095,169)
                                                                   -----------
NET ASSETS APPLICABLE TO 16,481,817 SHARES
   OUTSTANDING - 100.00%                                           $69,348,894
                                                                   -----------

Net Asset Value -- Delaware High-Yield Opportunities Fund
   Class A ($44,427,660 / 10,559,208 Shares)                             $4.21
                                                                         -----
Net Asset Value -- Delaware High-Yield Opportunities Fund
   Class B ($15,014,879 / 3,568,545 Shares)                              $4.21
                                                                         -----
Net Asset Value -- Delaware High-Yield Opportunities Fund
   Class C ($8,823,663 / 2,096,696 Shares)                               $4.21
                                                                         -----
Net Asset Value -- Delaware High-Yield Opportunities Fund
   Class R ($16,162 / 3,841 Shares)                                      $4.21
                                                                         -----
Net Asset Value -- Delaware High-Yield Opportunities
   Institutional Class ($1,066,530 / 253,527 Shares)                     $4.21
                                                                         -----

COMPONENTS OF NET ASSETS AT JULY 31, 2004**:
Shares of beneficial interest
   (unlimited authorization - no par)                              $75,425,891
Distributions in excess of net investment income                        (1,147)
Accumulated net realized loss on investments                        (6,866,560)
Net unrealized appreciation of investments                             790,710
                                                                   -----------
Total net assets                                                   $69,348,894
                                                                   ===========

 *Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #7 in "Notes to Financial Statements."

**See note #4 in "Notes to Financial Statements."

 #Step coupon bond.

 oVariable Rate Notes - the interest rate shown is the rate as of July 31, 2004.

 +Non-income producing security for the year ended July 31, 2004.

++Non-income producing security. Security is currently in default.

 ^The security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes to Financial Statements." At July 31, 2004, three securities were fair valued which represented 0.83% of the Fund's net assets.

SUMMARY OF ABBREVIATIONS
ADR -- American Depositary Receipts
CBO -- Collaterized Bond Obligation
NIM -- Net Interest Margin
PIK -- Pay-in-kind
REIT -- Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  Net asset value Class A (A)                                            $4.21
  Sales charge (4.50% of offering price,
    or 4.75% of amount invested per share) (B)                            0.20
                                                                         -----
  Offering price                                                         $4.41
                                                                         =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                                 DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  OF ASSETS AND LIABILITIES               July 31, 2004


ASSETS:
  Investments at market (cost $69,653,353)                           $70,444,063
  Cash                                                                   463,396
  Subscriptions receivable                                               382,094
  Receivable for securities sold                                       4,272,149
  Dividends and interest receivable                                    1,381,715
                                                                     -----------
  Total assets                                                        76,943,417
                                                                     -----------

LIABILITIES:
  Payables for securities purchased                                    7,209,554
  Liquidations payable                                                   159,690
  Distributions payable                                                  114,823
  Management fee payable                                                  37,920
  Other accrued expenses                                                  72,536
                                                                     -----------
  Total liabilities                                                    7,594,523
                                                                     -----------

  TOTAL NET ASSETS                                                   $69,348,894
                                                                     ===========

See accompanying notes

STATEMENT                                 DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  OF OPERATIONS                           Year Ended July 31, 2004

INVESTMENT INCOME:
  Interest                                                            $5,843,823
  Dividends                                                               96,760       $5,940,583
                                                                      ----------       ----------

EXPENSES:
  Management fees                                                        421,642
  Distribution expenses -- Class A                                       114,130
  Distribution expenses -- Class B                                       155,408
  Distribution expenses -- Class C                                        85,880
  Distribution expenses -- Class R                                            26
  Dividend disbursing and transfer agent fees and expenses               133,994
  Registration fees                                                       62,750
  Accounting and administration expenses                                  24,354
  Reports and statements to shareholders                                  18,270
  Legal and professional fees                                             14,978
  Custodian fees                                                          14,439
  Trustees' fees                                                           3,487
  Other                                                                    7,494        1,056,852
                                                                      ----------
  Less expenses absorbed or waived                                                       (166,187)
  Less expenses paid indirectly                                                              (645)
                                                                                       ----------
  Total expenses                                                                          890,020
                                                                                       ----------
NET INVESTMENT INCOME                                                                   5,050,563
                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                      3,650,491
  Net change in unrealized appreciation/depreciation of investments                       370,247
                                                                                       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                         4,020,738
                                                                                       ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $9,071,301
                                                                                       ==========

See accompanying notes

STATEMENTS                                DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  OF CHANGES IN NET ASSETS

                                                                                                                Year Ended
                                                                                                        7/31/04          7/31/03
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                               $ 5,050,563      $ 3,891,954
  Net realized gain on investments                                                                      3,650,491        2,685,528
  Net change in unrealized appreciation/depreciation of investments                                       370,247        2,805,137
                                                                                                      -----------      -----------
  Net increase in net assets resulting from operations                                                  9,071,301        9,382,619
                                                                                                      -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                            (3,080,659)      (1,903,645)
    Class B                                                                                            (1,153,556)      (1,086,914)
    Class C                                                                                              (636,856)        (360,627)
    Class R                                                                                                  (314)              --
    Institutional Class                                                                                  (221,776)        (294,034)
                                                                                                      -----------      -----------
                                                                                                       (5,093,161)      (3,645,220)
                                                                                                      -----------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                            29,259,464       15,615,594
    Class B                                                                                             5,129,357        8,097,884
    Class C                                                                                             5,868,307        4,428,710
    Class R                                                                                                23,752                4
    Institutional Class                                                                                 1,103,088           16,601

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                             2,206,767        1,445,505
    Class B                                                                                               511,731          447,781
    Class C                                                                                               400,479          235,707
    Class R                                                                                                   285               --
    Institutional Class                                                                                    21,732          292,625
                                                                                                      -----------      -----------
                                                                                                       44,724,962       30,580,411
                                                                                                      -----------      -----------
  Cost of shares repurchased:
    Class A                                                                                           (18,817,071)      (5,324,461)
    Class B                                                                                            (7,004,415)      (4,349,310)
    Class C                                                                                            (3,779,415)      (2,238,032)
    Class R                                                                                                (8,262)              --
    Institutional Class                                                                                (3,826,634)             (15)
                                                                                                      -----------      -----------
                                                                                                      (33,435,797)     (11,911,818)
                                                                                                      -----------      -----------
Increase in net assets derived from capital share transactions                                         11,289,165       18,668,593
                                                                                                      -----------      -----------
NET INCREASE IN NET ASSETS                                                                             15,267,305       24,405,992

NET ASSETS:
  Beginning of year                                                                                    54,081,589       29,675,597
                                                                                                      -----------      -----------
  End of year (including undistributed/(distributions in excess of) net investment income
    of $(1,147) and $1,035, respectively)                                                             $69,348,894      $54,081,589
                                                                                                      ===========      ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware High-Yield Opportunities Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              7/31/04    7/31/03      7/31/02(3)   7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.970      $3.420       $3.950      $4.850       $5.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.335       0.377        0.344       0.444        0.455
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.243       0.532       (0.488)     (0.893)      (0.296)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.578       0.909       (0.144)     (0.449)       0.159
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.338)     (0.359)      (0.386)     (0.451)      (0.429)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.338)     (0.359)      (0.386)     (0.451)      (0.429)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $4.210      $3.970       $3.420      $3.950       $4.850
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                14.97%      28.02%       (3.87%)     (9.96%)       3.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $44,428     $29,385      $14,767     $18,478      $15,650
Ratio of expenses to average net assets                         1.13%       1.13%        1.13%       1.30%        1.30%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.38%       1.56%        1.44%       1.40%        1.57%
Ratio of net investment income to average net assets            8.05%      10.36%        9.05%      10.06%        9.21%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            7.80%       9.93%        8.74%       9.96%        8.94%
Portfolio turnover                                               644%        832%         609%      1,201%         396%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income of $0.030 per share, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware High-Yield Opportunities Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              7/31/04    7/31/03      7/31/02(3)   7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.970      $3.420       $3.960      $4.850       $5.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.305       0.352        0.317       0.413        0.421
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.244       0.532       (0.498)     (0.886)      (0.294)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.549       0.884       (0.181)     (0.473)       0.127
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.309)     (0.334)      (0.359)     (0.417)      (0.397)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.309)     (0.334)      (0.359)     (0.417)      (0.397)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $4.210      $3.970       $3.420      $3.960       $4.850
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                14.19%      27.14%       (4.80%)    (10.44%)       2.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $15,015     $15,464       $9,435     $11,210       $9,589
Ratio of expenses to average net assets                         1.83%       1.83%        1.83%       2.00%        2.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.08%       2.26%        2.14%       2.10%        2.27%
Ratio of net investment income to average net assets            7.35%       9.66%        8.35%       9.36%        8.51%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            7.10%       9.23%        8.04%       9.26%        8.24%
Portfolio turnover                                               644%        832%         609%      1,201%         396%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income of $0.030 per share, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware High-Yield Opportunities Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              7/31/04    7/31/03      7/31/02(3)   7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.970      $3.420       $3.960      $4.850       $5.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.305       0.352        0.317       0.414        0.422
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.243       0.532       (0.498)     (0.887)      (0.295)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.548       0.884       (0.181)     (0.473)       0.127
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.308)     (0.334)      (0.359)     (0.417)      (0.397)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.308)     (0.334)      (0.359)     (0.417)      (0.397)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $4.210      $3.970       $3.420      $3.960       $4.850
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                14.16%      27.13%       (4.80%)    (10.44%)       2.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $8,824      $5,916       $2,905      $3,044       $2,264
Ratio of expenses to average net assets                         1.83%       1.83%        1.83%       2.00%        2.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.08%       2.26%        2.14%       2.10%        2.27%
Ratio of net investment income to average net assets            7.35%       9.66%        8.35%       9.36%        8.51%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            7.10%       9.23%        8.04%       9.26%        8.24%
Portfolio turnover                                               644%        832%         609%      1,201%         396%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income of $0.030 per share, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                               Delaware High-Yield Opportunities Fund Class R
---------------------------------------------------------------------------------------------
                                                          Year Ended        6/2/03(1) to
                                                           7/31/04            7/31/03
NET ASSET VALUE, BEGINNING OF PERIOD                        $3.970             $3.960

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                     0.322              0.050
Net realized and unrealized gain on investments              0.242              0.010
                                                            ------             ------
Total from investment operations                             0.564              0.060
                                                            ------             ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                       (0.324)            (0.050)
                                                            ------             ------
Total dividends and distributions                           (0.324)            (0.050)
                                                            ------             ------

NET ASSET VALUE, END OF PERIOD                              $4.210             $3.970
                                                            ======             ======

TOTAL RETURN(3)                                             14.55%              1.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $16                $--
Ratio of expenses to average net assets                      1.43%              1.43%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                    1.68%              2.25%
Ratio of net investment income to average net assets         7.75%              9.57%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly         7.50%              8.75%
Portfolio turnover                                            644%               832%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware High-Yield Opportunities Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              7/31/04    7/31/03      7/31/02(3)   7/31/01      7/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                           $3.970      $3.420       $3.950      $4.850       $5.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                                        0.347       0.388        0.355       0.458        0.473
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.244       0.532       (0.487)     (0.893)      (0.298)
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.591       0.920       (0.132)     (0.435)       0.175
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.351)     (0.370)      (0.398)     (0.465)      (0.445)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.351)     (0.370)      (0.398)     (0.465)      (0.445)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $4.210      $3.970       $3.420      $3.950       $4.850
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                15.33%      28.40%       (3.57%)     (9.67%)       3.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,066      $3,316       $2,569          $3           $4
Ratio of expenses to average net assets                         0.83%       0.83%        0.83%       1.00%        1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.08%       1.26%        1.14%       1.10%        1.27%
Ratio of net investment income to average net assets            8.35%      10.66%        9.35%      10.36%        9.51%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            8.10%      10.23%        9.04%      10.26%        9.24%
Portfolio turnover                                               644%        832%         609%      1,201%         386%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income of $0.030 per share, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

NOTES                                     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS                 July 31, 2004


Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return, and as a secondary objective, high current income.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $645 for the year ended July 31, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.83% of average daily net assets of the Fund through September 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to the distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

NOTES                                     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At July 31, 2004 the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                        $37,920
  Dividend disbursing, transfer agent, accounting and
    administration fees and other expenses payable to DSC          13,287
  Other expenses payable to DMC and affiliates*                     4,040

*DMC, as part of its administration services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses included items such as printing of shareholders reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended July 31, 2004, the Fund had costs of $3,405.

For the year ended July 31, 2004, DDLP earned $14,452 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended July 31, 2004, the Fund made purchases of $406,892,990 and sales of $397,004,889 of investment securities other than U.S. government securities and short-term investments. At July 31, 2004, the cost of investments for federal income tax purposes was $69,649,504.

At July 31, 2004, net unrealized appreciation was $794,559, of which $2,548,167 related to unrealized appreciation of investments and $1,753,608 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                          2004          2003
                                                       ----------    ----------
Ordinary income                                        $5,093,161    $3,645,220

As of July 31, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                     $75,425,891
  Distributions in excess of ordinary income                             (1,147)
  Capital loss carryforwards                                         (6,870,409)
  Unrealized appreciation on investments                                794,559
                                                                    -----------
  Net Assets                                                        $69,348,894
                                                                    ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,268,411 was utilized in the year ended July 31, 2004. Such capital loss carryforwards expire as follows:
$424,935 expires in 2009 and $6,445,474 expires in 2010.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended July 31, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Distributions in excess of net investment income                      $40,416
  Accumulated net realized gain (loss)                                  (40,417)
  Paid-in capital                                                             1

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                               Year Ended
                                                           7/31/04     7/31/03
Shares sold:
  Class A                                                 7,108,562   4,112,658
  Class B                                                 1,236,430   2,180,603
  Class C                                                 1,418,991   1,177,944
  Class R                                                     5,758           1
  Institutional Class                                       267,593       4,553

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                   529,731     392,923
  Class B                                                   122,914     122,073
  Class C                                                    95,911      64,271
  Class R                                                        68          --
  Institutional Class                                        53,274      80,170
                                                         ----------  ----------
                                                         10,839,232   8,135,196
                                                         ----------  ----------
Shares repurchased:
  Class A                                                (4,486,453) (1,415,636)
  Class B                                                (1,689,315) (1,163,767)
  Class C                                                  (909,662)   (600,233)
  Class R                                                    (1,986)         --
  Institutional Class                                      (903,285)         (4)
                                                         ----------  ----------
                                                         (7,990,701) (3,179,640)
                                                         ----------  ----------
Net increase                                              2,848,531   4,955,556
                                                         ==========  ==========

For the years ended July 31, 2004 and 2003, 130,702 Class B shares were converted to 130,702 Class A shares valued at $547,483 and 27,154 Class B shares were converted to 27,145 Class A shares valued at $98,827, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of July 31, 2004, or at any time during the year.

7. CREDIT AND MARKET RISK
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended July 31, 2004, the Fund designates distributions paid during the year as follows:

      (A)                       (B)
   Long-Term                 Ordinary
  Capital Gains               Income                    Total
  Distributions            Distributions            Distributions
   (Tax Basis)              (Tax Basis)              (Tax Basis)
  -------------            -------------            -------------
      --                       100%                     100%

(A) and (B) are based on a percentage of the Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Income Funds - Delaware High-Yield
Opportunities Fund

We have audited the accompanying statement of net assets and statement of assets and liabilities of Delaware High-Yield Opportunities Fund (one of the series constituting Delaware Group Income Funds) (the "Fund") as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware High-Yield Opportunities Fund of Delaware Group Income Funds at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                             /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 10, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  Number of               Other
                                                                             Principal        Portfolios in Fund      Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen          Held by
  Address                      Held with          Length of Time               During        by Trustee/Director    Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer           or  Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                    May 15, 2003       Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                              Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927

-----------------------------------------------------------------------------------------------------------------------------------
   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation

-----------------------------------------------------------------------------------------------------------------------------------
   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77            Director -
 2005 Market Street                                                    Franklin & Marshall College                Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                         Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)

-----------------------------------------------------------------------------------------------------------------------------------
  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  Number of               Other
                                                                             Principal        Portfolios in Fund      Directorships
   Name,                      Position(s)                                   Occupation(s)      Complex Overseen          Held by
  Address                      Held with          Length of Time               During        by Trustee/Director    Trustee/Director
and Birthdate                   Fund(s)               Served                Past 5 Years         or Officer           or  Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

   November 1, 1940                                                                                                 Director -
                                                                                                                   Systemax Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   THOMAS F. MADISON             Trustee              10 Years              President/Chief              94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

-----------------------------------------------------------------------------------------------------------------------------------
   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                      various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
   December 19, 1949                             August 21, 2003

-----------------------------------------------------------------------------------------------------------------------------------
   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

-----------------------------------------------------------------------------------------------------------------------------------
   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in          94            None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                           INVESTMENT MANAGER
Chairman                                       Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                             INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                            Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                          London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary            NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds         Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                            SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer          DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                      Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                                 Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                            FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                            800 523-1918
Managing Director
Anthony Knerr & Associates                                                                  FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                INSTITUTIONS REPRESENTATIVES ONLY
                                                                                            800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                       WEB SITE
National Gallery of Art                                                                     www.delawareinvestments.com
Washington, DC
                                               +----------------------------------------------------------------------------------+
THOMAS F. MADISON                              | The Fund files its complete schedule of portfolio holdings with the Securities   |
President and Chief Executive Officer          | and Exchange Commission for the first and third quarters of each fiscal year on  |
MLM Partners, Inc.                             | Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and     |
Minneapolis, MN                                | procedures that the Fund uses to determine how to vote proxies (if any) relating |
                                               | to portfolio securities is available without charge (i) upon request, by calling |
JANET L. YEOMANS                               | 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com;  |
Vice President/Mergers & Acquisitions          | and (iii) on the Commission's website at http://www.sec.gov. The Fund's Forms    |
3M Corporation                                 | N-Q may be reviewed and copied at the Commission's Public Reference Room in      |
St. Paul, MN                                   | Washington, DC; information on the operation of the Public Reference Room may be |
                                               | obtained by calling 1-800-SEC-0330.                                              |
                                               |                                                                                  |
                                               | Information (if any) regarding how the Fund voted proxies relating to portfolio  |
                                               | securities during the most recently disclosed 12-month period ended June 30 is   |
                                               | available without charge (i) through the Fund's website at                       |
                                               | http://www.delawareinvestments.com; and (ii) on the Commission's website at      |
                                               | http://www.sec.gov.                                                              |
                                               +----------------------------------------------------------------------------------+



(8891)                                                                                                           Printed in the USA
AR-137 [7/04] IVES 9/04                                                                                                       J9780

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans 1

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $74,700 for the fiscal year ended July 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $78,950 for the fiscal year ended July 31, 2003.



_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $167,700 for the Registrant's fiscal year ended July 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended July 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $8,750 for the fiscal year ended July 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $6,250 for the fiscal year ended July 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2003.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended July 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended July 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended July 31, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $351,690 and $304,550 for the Registrant's fiscal years ended July 31, 2004 and July 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.   Exhibits

(a)  (1) Code of Ethics

      Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

JUDE T. DRISCOLL
--------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    October 1, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    October 1, 2004


JOSEPH H. HASTINGS
--------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    October 1, 2004